                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08697
                                  ----------------------------------------------


                        AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:  10/31
                        ---------

Date of reporting period:  04/30/04
                         ------------

                                                        AIM OPPORTUNITIES I FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]








YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                              --Servicemark--

================================================================================
AIM OPPORTUNITIES I FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                                 ABOUT INDEXES USED IN THIS REPORT
o Effective 9/30/03, Class B shares are             o The unmanaged Lipper Small-Cap Growth
not available as an investment for                  Fund Index represents an average of the
retirement plans maintained pursuant to             performance of the 30 largest small-
Section 401 of the Internal Revenue                 capitalization growth funds tracked by
Code, including 401(k) plans, money                 Lipper, Inc., an independent mutual fund
purchase pension plans and profit                   performance monitor.
sharing plans. Plans that have existing
accounts invested in Class B shares                 o The unmanaged MSCI World Index tracks
will continue to be allowed to make                 the performance of approximately 50
additional purchases.                               countries covered by Morgan Stanley
                                                    Capital International that are considered
PRINCIPAL RISKS OF INVESTING IN THE FUND            developed markets.
o International investing presents
certain risks not associated with                   o The unmanaged Russell 2000 --Registered
investing solely in the United States.              Trademark-- Index represents the
These include risks relating to                     performance of the stocks of
fluctuations in the value of the U.S.               small-capitalization companies.
dollar relative to the values of other
currencies, the custody arrangements made           o The unmanaged Standard & Poor's
for the fund's foreign holdings,                    Composite Index of 500 Stocks (the S&P
differences in accounting, political                500 --Registered Trademark-- Index) is an
risks and the lesser degree of public               index of common stocks frequently used as
information required to be provided by              a general measure of U.S. stock market
non-U.S. companies. The fund may invest             performance.
up to 25% of its assets in the securities
of non-U.S. issuers.                                o The fund is not managed to track the
                                                    performance of any particular index,
o Leveraging and short-selling, along               including the indexes defined here, and
with other hedging strategies, present              consequently, the performance of the fund
higher risks, but also offer greater                may deviate significantly from the
potential rewards. Since stock prices can           performance of the indexes.
rise without limit, short sales are
riskier because of unlimited exposure to            o A direct investment cannot be made in
loss until the position is covered. The             an index. Unless otherwise indicated,
fund, which is not a complete investment            index results include reinvested
program, may not be appropriate for all             dividends, and they do not reflect sales
investors. There is no guarantee that the           charges. Performance of an index of funds
fund managers' investment strategies will           reflects fund expenses; performance of a
help investors attain their goals. Please           market index does not.
see the prospectus for more information
about specific investment strategies and            OTHER INFORMATION
risks.                                              o The returns shown in the Management's
                                                    Discussion of Fund Performance are based
o The fund is nondiversified, which                 on net asset values calculated for
increases risks as well as potential                shareholder transactions. Generally
rewards.                                            accepted accounting principles require
                                                    adjustments to be made to the net assets
o Investing in small and mid-size                   of the fund at period end for financial
companies involves risks not associated             reporting purposes, and as such, the net
with investing in more established                  asset value for shareholder transactions
companies, including business risk,                 and the returns based on those net asset
significant stock price fluctuations and            values may differ from the net asset
illiquidity.                                        values and returns reported in the
                                                    Financial Highlights.
o The fund may participate in the initial
public offering (IPO) market in some                o Bloomberg, Inc. is a well-known
market cycles. Because of the fund's                independent financial research and
small asset base, any investment the fund           reporting firm.
may make in IPOs may significantly affect
the fund's total return. As the fund's              o Industry classifications used in this
assets grow, the impact of IPO                      report are generally according to the
investments will decline, which may                 Global Industry Classification Standard,
reduce the effect of IPO investments on             which was developed by and is the
the fund's total return.                            exclusive property and a service mark of
                                                    Morgan Stanley Capital International Inc.
                                                    and Standard & Poor's.

                                                    A description of the policies and
                                                    procedures that the fund uses to
                                                    determine how to vote proxies relating to
                                                    portfolio securities is available without
                                                    charge, upon request, by calling
                                                    800-959-4246, or on the AIM Web site,
                                                    AIMinvestments.com.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT
CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS


                    DEAR FELLOW SHAREHOLDER IN THE AIM          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    FAMILY OF FUNDS--Registered Trademark--:    For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the
[PHOTO OF           For most of the six-month period covered    mutual fund industry, please visit our Web site,
 ROBERT H.          by this report, major stock market          AIMinvestments.com. We continue to post updates as
 GRAHAM]            indexes delivered positive performance      information becomes available. We also encourage you to
                    as economies strengthened both here and     visit our Web site for general investing information,
ROBERT H.GRAHAM     abroad. In the United States, gross         performance updates on our funds, and market and economic
                    domestic product steadily improved,         commentary from our financial experts.
                    while overseas, economic recovery took
                    hold, especially in Asia. In March and          For information on how your fund performed and was
                    April, however, markets lagged as           managed during the six months covered by this report, please
                    concerns arose about geopolitical events    read your fund managers' discussion on the following pages.
                    and the possibility that the U.S.           We hope you find it informative.
                    Federal Reserve may raise interest
                    rates.                                          As always, AIM is committed to building solutions for
                                                                your investment goals, and we thank you for your continued
    Additionally, what's known as a sector rotation took        participation in AIM Investments. If you have any questions,
place. During much of 2003, the information technology          please contact our Client Service representatives at
sector was the favorite of U.S. and foreign investors. The      800-959-4246.
sector's performance turned negative early in 2004, however,
as investors switched to more defensive sectors they tend to    Sincerely,
favor when conditions seem uncertain.
                                                                /s/ Robert H. Graham
    For the last month of the reporting period, only three      Robert H. Graham
sectors of the 10 in the S&P 500 Index produced positive        Chairman and President
returns, including health care and consumer staples. The        May 26, 2004
third positive sector was energy, riding the wave of rising
oil and gas prices. Stocks in the MSCI World Index displayed a similar performance pattern, reflecting the global nature
of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

     The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

ENERGY SECTOR HELPED FUND
PRODUCE POSITIVE RETURN

For the six-month period ended April             The unemployment rate remained           YOUR FUND
30, 2004, AIM Opportunities I Fund Class     relatively stable and stood at 5.6% at
A shares returned 3.51% at net asset         the end of April. However, there were        The equity market rally was generally
value (had the effects of the front-end      signs that the job market could be           favorable for the fund's long holdings but
sales charge been included, performance      improving. The number of new non-farm        problematic for its short holdings.
would have been lower). Returns for other    jobs created rose from 83,000 in February
share classes are shown in the table on      to 353,000 in March and moderated                Among long positions, the sectors
page 3.                                      somewhat to 346,000 in April.                that made the largest contributions to
                                                                                          fund performance during the period were
    This result was more than double the         Corporate earnings also improved.        energy, health care and consumer
1.27% average return of the fund's peers,    According to Bloomberg, 410 companies in     discretionary.
as measured by the Lipper Small-Cap          the S&P 500 Index had reported earnings
Growth Fund Index. We believe that this      for the first quarter of 2004 as of April        In the energy sector, exploration
outperformance of comparable funds is the    30, 2004. A total of 75.6% of those          and production and oil field services
result of stock selection.                   companies reported earnings that exceeded    provided an especially strong boost to
                                             analysts' expectations.                      fund results. Energy stock prices rose
    However, the fund's performance                                                       above the values we considered reasonable
lagged the 6.27% return of the                   The S&P 500 Index became                 based on their fundamentals, so we took
broad-market S&P 500 Index and the 6.54%     increasingly volatile during the final       profits on some of these stocks,
return of the small-cap Russell 2000         two months of the period amid concerns       anticipating that we would probably be
Index. During the reporting period,          that the Federal Reserve (the Fed) would     able to buy them again later at lower
investors tended to favor value stocks,      raise interest rates. However, the Fed       prices. This lowered our weighting in
whereas the fund invests primarily in        maintained the federal funds target rate     energy on a short- term basis, but our
small-cap growth stocks. This factor         at 1.00%--its lowest level since             long-term outlook on this sector remains
helps explain why the fund underperformed    1958--throughout the reporting period.       positive.
these two indexes, which include both
value and growth stocks.                         Energy, telecommunications services          In the health care sector, specialty
                                             and health care were the best-performing     pharmaceuticals contributed to fund
MARKET CONDITIONS                            sectors of the S&P 500 Index as investors    performance. In the consumer
                                             rotated into more defensive stocks.          discretionary category, our media, gaming
The strong equity market rally that          Information technology, consumer             and specialty retail holdings
began in March 2003 continued throughout     discretionary and financials were the
the reporting period, and the economy        weakest performers. With the exception of
exhibited signs of strength. The nation's    information technology, all sectors of
gross domestic product, the broadest         the index posted gains for the six
measure of economic activity, expanded at    months.
an annualized rate of 4.1% in the fourth
quarter of 2003 and 4.4% in the first
quarter of 2004.

===================================================================================================================================
TOP 10 LONG POSITIONS*                       TOP SHORT POSITIONS                          TOP 10 INDUSTRIES*
                                                                                          Long positions only
 1. Medicis Pharmaceutical                    1. Titan Corp. (The)                1.1%
    Corp.-Class A                    2.4%     2. INAMED Corp.                     0.8      1. Pharmaceuticals                  5.3%
 2. NBTY, Inc.                       1.7      3. Advanced Micro Devices, Inc.     0.5      2. Communications Equipment         5.1
 3. Getty Images, Inc.               1.6      4. Tesoro Petroleum Corp.           0.4      3. Electronic Equipment
 4. Raymond James Financial, Inc.    1.3      5. Connectics Corp.                 0.4         Manufacturers                    4.1
 5. Jefferies Group, Inc.            1.2      6. Mylan Laboratories Inc.          0.4      4. Wireless Telecommunication
 6. Cullen/Frost Bankers, Inc.       1.2      7. ATI Technologies Inc. (Canada)   0.4         Services                         3.9
 7. VCA Antech, Inc.                 1.2      8. Westwood One, Inc.               0.2      5. Internet Software & Services     3.6
 8. Digene Corp.                     1.1      9. Network Appliance, Inc.          0.1      6. Biotechnology                    3.4
 9. Cooper Tire & Rubber Co.         1.1                                                   7. Application Software             3.2
10. Applied Films Corp.              1.1                                                   8. Health Care Facilities           2.9
                                                                                           9. Specialty Stores                 2.9
                                                                                          10. IT Consulting & Other
                                                                                              Services                         2.8
*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================


were standouts. Detracting from fund         o The Finish Line, which retails athletic                        BRANT H. DEMUTH
performance was information technology,      footwear. It had a more successful year        [DEMUTH           Mr. DeMuth,
the only sector of the S&P 500 that          than we expected, so our short position        PHOTO]            Chartered Financial
experienced a loss during the period.        in it was covered at a loss.                                     Analyst, is
The fund's telecommunications holdings                                                                        co-manager of AIM
also hindered performance.                   o The Medicines Company. We expected its                         Opportunities I Fund.
                                             stock to decline because of the firm's         He began his investment career in 1987
    Specific long holdings that helped       negative net income growth for its latest      and joined AIM in 1996. Mr. DeMuth
fund performance during the period           year. However, a product enhancement kept      received a B.S. in business
included:                                    its price high, so we exited our short         administration from Colorado State
                                             position.                                      University and an M.B.A. in oil and gas
o Medicis Pharmaceutical, a developer                                                       finance from the University of Denver.
and marketer of prescription skin                We dealt with market volatility
treatments. Medicis' stock benefited         during the period by maintaining a                               ROBERT C. LESLIE
when the company received FDA approval       fairly defensive posture, holding              [LESLIE           Mr. Leslie, Chartered
for a new dermatology product.               relatively few short positions compared        PHOTO]            Financial Analyst, is
                                             to long positions and maintaining more                           co-manager of AIM
o Ask Jeeves, which operates Internet        cash than usual for greater stability in                         Opportunities I Fund.
search engines. Ask Jeeves rode a wave of    the choppy market.                                               He began his
paid search demand by Internet surfers.                                                     investment career in 1985 and joined AIM
The stock performed so well that we sold     IN CLOSING                                     in 1998. Mr. Leslie received a B.A. from
it to take profits.                                                                         Susquehanna University and an M.B.A. in
                                             We continued to adhere to our investment       finance from the University of Maryland.
o Ultra Petroleum Corp., an oil and gas      strategy, seeking out small-cap companies
exploration and production company,          that have unique products, technological                         CHARLES D. SCAVONE
posted strong net income growth during       advances or changes in consumer demand,        [SCAVONE          Mr. Scavone,
the year.                                    combined with the potential for                PHOTO]            Chartered Financial
                                             above-average earnings growth. This                              Analyst, is
o NBTY Inc., a maker of nutritional          strategy produced positive performance                           co-manager of AIM
supplements, began trading on the NYSE in    during the reporting period.                                     Opportunities I Fund.
September 2003 and announced a sharp                                                        He has been in the investment business
increase in sales for its fiscal quarter                                                    since 1991 and joined AIM in 1996. Mr.
ending in December.                                                                         Scavone received a B.B.A. from
                                                                                            Southeastern Louisiana University and an
    Short positions generally detracted            See important fund and index             M.B.A. from the University of Houston.
from fund return, as did index put               disclosures inside front cover.
options, another type of hedge whose                                                        Assisted by the Opportunities Team
value moves in the opposite direction
from the market for the stocks included
in the index. These hedging strategies
are designed to assist the fund when the
stock market is declining but tend to
hamper performance when the market
rises.

    Problematic short positions included:



====================================================================================================================================
PORTFOLIO COMPOSITION BY SECTOR              FUND VS. INDEXES

Long positions only                          Total returns, 10/31/03-4/30/04,
                                             excluding applicable front-end or
Information Technology            28.8%      contingent deferred sales charges. If
                                             sales charges were included, returns
Consumer Discretionary            18.3       would be lower.

Health Care                       17.8       CLASS A SHARES                     3.51%

Financials                         6.2       CLASS B SHARES                     3.23

Industrial                         5.7       Class C Shares                     3.22

Telecommunication Services         3.9       S&P 500 INDEX (BROAD-MARKET

Consumer Staples                   2.5        INDEX)                            6.27

Energy                             2.2       RUSSELL 2000 INDEX (STYLE-
                                              SPECIFIC INDEX)                   6.54
Cash and Other                    14.6       LIPPER SMALL-CAP GROWTH FUND INDEX
                                             (PEER GROUP INDEX)                 1.27

TOTAL NUMBER OF LONG HOLDINGS*     140
TOTAL NUMBER OF SHORT HOLDINGS       9
TOTAL NET ASSETS        $444.4 million

                                             Source: Lipper, Inc.                                  [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE RECORD, PLEASE TURN
                                                                                          THE PAGE.
====================================================================================================================================

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                     Class A share performance reflects the
As of 4/30/04, including applicable          As of 3/31/04, including applicable          maximum 5.50% sales charge, and Class B
sales charges                                sales charges                                and Class C share performance reflects
                                                                                          the applicable contingent deferred sales
CLASS A SHARES                               CLASS A SHARES                               charge (CDSC) for the period involved.
Inception (6/29/98)        15.64%            Inception (6/29/98)        17.12%            The CDSC on Class B shares declines from
  5 Years                  12.80               5 Years                  16.04             5% beginning at the time of purchase to
  1 Year                   26.97               1 Year                   44.36             0% at the beginning of the seventh year.
                                                                                          The CDSC on Class C shares is 1% for the
CLASS B SHARES                               CLASS B SHARES                               first year after purchase. The
Inception (7/13/98)        15.83%            Inception (7/13/98)        17.33%            performance of the fund's share classes
  5 Years                  13.02               5 Years                  16.32             will differ due to different sales charge
  1 Year                   28.50               1 Year                   46.69             structures and class expenses.

CLASS C SHARES                               CLASS C SHARES
Inception (12/30/98)       14.67%            Inception (12/30/98)       16.26%
  5 Years                  13.25               5 Years                  16.52
  1 Year                   32.57               1 Year                   50.57

                                             The performance data quoted represent
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset
                                             value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.

                                                                                            [ARROW       For More Information Visit
                                                                                            BUTTON           AIMinvestments.com
                                                                                            IMAGE]


FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.10%

AEROSPACE & DEFENSE-1.93%

Allied Defense Group, Inc. (The)(a)              85,000    $  1,685,550
-----------------------------------------------------------------------
Engineered Support Systems, Inc.                 52,500       2,553,075
-----------------------------------------------------------------------
United Defense Industries, Inc.(a)              125,000       4,331,250
=======================================================================
                                                              8,569,875
=======================================================================

AGRICULTURAL PRODUCTS-0.78%

Central Garden & Pet Co.(a)                      90,000       3,465,900
=======================================================================

AIRLINES-0.41%

SkyWest, Inc.(b)                                100,000       1,820,000
=======================================================================

APPAREL RETAIL-2.27%

Christopher & Banks Corp.                       100,000       1,789,000
-----------------------------------------------------------------------
Hot Topic, Inc.(a)                              200,000       4,452,000
-----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          180,000       3,864,600
=======================================================================
                                                             10,105,600
=======================================================================

APPLICATION SOFTWARE-3.24%

Henry (Jack) & Associates, Inc.                 145,000       2,637,550
-----------------------------------------------------------------------
Informatica Corp.(a)                            355,000       2,570,200
-----------------------------------------------------------------------
Macromedia, Inc.(a)                             124,100       2,556,460
-----------------------------------------------------------------------
RSA Security Inc.(a)                            152,300       2,439,846
-----------------------------------------------------------------------
Sonic Solutions(a)                              150,000       2,701,500
-----------------------------------------------------------------------
Ulticom, Inc.(a)                                160,000       1,500,800
=======================================================================
                                                             14,406,356
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.65%

Federated Investors, Inc.-Class B(b)             99,000       2,910,600
=======================================================================

AUTOMOBILE MANUFACTURERS-0.65%

Winnebago Industries, Inc.                      100,000       2,883,000
=======================================================================

BIOTECHNOLOGY-3.36%

Digene Corp.(a)                                 140,000       4,970,000
-----------------------------------------------------------------------
Exact Sciences Corp.(a)                         366,200       2,490,160
-----------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                  45,000       1,608,750
-----------------------------------------------------------------------
NPS Pharmaceuticals, Inc.(a)                    170,000       4,258,500
-----------------------------------------------------------------------
Pharmion Corp.(a)                                75,000       1,613,250
=======================================================================
                                                             14,940,660
=======================================================================

BROADCASTING & CABLE TV-2.73%

Cox Radio, Inc.-Class A(a)                      120,000       2,485,200
-----------------------------------------------------------------------
Cumulus Media Inc.-Class A(a)                   200,000       4,204,000
-----------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)           155,000       3,627,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Entercom Communications Corp.(a)                 40,000    $  1,824,000
=======================================================================
                                                             12,140,200
=======================================================================

CASINOS & GAMING-0.41%

Station Casinos, Inc.                            40,000       1,803,200
=======================================================================

COMMUNICATIONS EQUIPMENT-5.09%

Andrew Corp.(a)                                 275,000       4,661,250
-----------------------------------------------------------------------
C-COR.net Corp.(a)                              250,000       2,270,000
-----------------------------------------------------------------------
F5 Networks, Inc.(a)                             66,500       1,689,100
-----------------------------------------------------------------------
Harmonic Inc.(a)                                200,000       1,322,000
-----------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                 350,000       2,369,500
-----------------------------------------------------------------------
SafeNet, Inc.(a)                                 50,000       1,075,000
-----------------------------------------------------------------------
Sierra Wireless (Canada)(a)                     100,000       2,235,000
-----------------------------------------------------------------------
Tekelec(a)                                      225,000       3,750,750
-----------------------------------------------------------------------
WJ Communications, Inc.(a)                     1,000,000      3,250,000
=======================================================================
                                                             22,622,600
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.99%

GameStop Corp.-Class A(a)                       250,000       4,402,500
=======================================================================

COMPUTER STORAGE & PERIPHERALS-2.14%

Applied Films Corp.(a)                          200,000       4,760,000
-----------------------------------------------------------------------
Synaptics Inc.(a)                                75,000       1,241,250
-----------------------------------------------------------------------
UNOVA, Inc.(a)                                  200,000       3,500,000
=======================================================================
                                                              9,501,250
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.10%

Alliance Data Systems Corp.(a)                   75,000       2,607,750
-----------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                      125,000       2,428,750
-----------------------------------------------------------------------
Intrado Inc.(a)                                 124,515       2,140,413
-----------------------------------------------------------------------
Pegasus Solutions Inc.(a)                       200,000       2,140,000
=======================================================================
                                                              9,316,913
=======================================================================

DISTRIBUTORS-0.45%

Source Interlink Cos., Inc.(a)                  185,000       1,979,500
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.52%

Central Parking Corp.                           100,000       1,909,000
-----------------------------------------------------------------------
CoStar Group Inc.(a)                             60,550       2,387,486
-----------------------------------------------------------------------
Exult Inc.(a)                                   400,000       2,444,000
=======================================================================
                                                              6,740,486
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-0.62%

C & D Technologies, Inc.                        100,000    $  1,550,000
-----------------------------------------------------------------------
Intermagnetics General Corp.(a)                  50,000       1,226,000
=======================================================================
                                                              2,776,000
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.06%

Aeroflex Inc.(a)                                300,000       3,774,000
-----------------------------------------------------------------------
Cognex Corp.                                     75,000       2,383,500
-----------------------------------------------------------------------
Itron, Inc.(a)                                  130,000       2,779,400
-----------------------------------------------------------------------
Keithley Instruments, Inc.                       75,000       1,563,750
-----------------------------------------------------------------------
National Instruments Corp.                      112,500       3,438,000
-----------------------------------------------------------------------
Varian Inc.(a)                                  100,000       4,104,000
=======================================================================
                                                             18,042,650
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-1.61%

DDi Corp.(a)                                    250,000       2,194,000
-----------------------------------------------------------------------
Merix Corp.(a)                                  175,000       2,721,250
-----------------------------------------------------------------------
TTM Technologies, Inc.(a)                       200,000       2,222,000
=======================================================================
                                                              7,137,250
=======================================================================

GENERAL MERCHANDISE STORES-0.81%

Fred's, Inc.                                    195,000       3,621,150
=======================================================================

HEALTH CARE DISTRIBUTORS-0.40%

Henry Schein, Inc.(a)                            25,000       1,761,750
=======================================================================

HEALTH CARE EQUIPMENT-2.70%

Advanced Neuromodulation Systems, Inc.(a)       135,000       3,678,750
-----------------------------------------------------------------------
Bruker BioSciences Corp.(a)                     442,600       2,297,094
-----------------------------------------------------------------------
Cyberonics, Inc.(a)                              65,000       1,539,850
-----------------------------------------------------------------------
STERIS Corp.(a)                                  85,000       1,883,600
-----------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)          75,000       2,587,500
=======================================================================
                                                             11,986,794
=======================================================================

HEALTH CARE FACILITIES-2.94%

Beverly Enterprises, Inc.(a)                    400,000       2,380,000
-----------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                      50,000       2,449,000
-----------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                     185,000       3,109,850
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                             125,000       5,111,250
=======================================================================
                                                             13,050,100
=======================================================================

HEALTH CARE SERVICES-1.33%

HealthExtras, Inc.(a)                           265,000       3,370,800
-----------------------------------------------------------------------
Renal Care Group, Inc.(a)                        50,000       2,474,000
-----------------------------------------------------------------------
Specialty Laboratories, Inc.(a)                   5,200          52,520
=======================================================================
                                                              5,897,320
=======================================================================

HEALTH CARE SUPPLIES-1.76%

Dade Behring Holdings Inc.(a)                    75,000       3,450,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE
HEALTH CARE SUPPLIES-(CONTINUED)

Sola International Inc.(a)                      150,000    $  3,078,000
-----------------------------------------------------------------------
STAAR Surgical Co.(a)                           150,000       1,275,000
=======================================================================
                                                              7,803,000
=======================================================================

HOME IMPROVEMENT RETAIL-0.87%

Kirkland's, Inc.(a)                             215,000       3,880,750
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.70%

Gaylord Entertainment Co.(a)                    100,000       3,134,000
=======================================================================

HOUSEHOLD APPLIANCES-0.94%

Helen of Troy Ltd. (Bermuda)(a)                 125,000       4,156,250
=======================================================================

INDUSTRIAL GASES-0.83%

Airgas, Inc.                                    167,000       3,699,050
=======================================================================

INTERNET SOFTWARE & SERVICES-3.61%

Akamai Technologies, Inc.(a)                    400,000       4,728,000
-----------------------------------------------------------------------
Autobytel Inc.(a)                               200,000       1,872,000
-----------------------------------------------------------------------
CNET Networks, Inc.(a)                          275,000       2,343,000
-----------------------------------------------------------------------
Digitas Inc.(a)                                 100,000         991,000
-----------------------------------------------------------------------
Kintera Inc.(a)                                 250,000       2,750,000
-----------------------------------------------------------------------
MatrixOne, Inc.(a)                              140,000         841,400
-----------------------------------------------------------------------
SonicWALL, Inc.(a)                              350,000       2,506,000
=======================================================================
                                                             16,031,400
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.56%

Jefferies Group, Inc.                           160,000       5,456,000
-----------------------------------------------------------------------
Raymond James Financial, Inc.                   235,000       5,903,200
=======================================================================
                                                             11,359,200
=======================================================================

INVESTMENT COMPANIES-0.84%

Apollo Investment Corp.(a)                      272,000       3,740,000
=======================================================================

IT CONSULTING & OTHER SERVICES-2.80%

Anteon International Corp.(a)                    75,000       2,340,000
-----------------------------------------------------------------------
CACI International Inc.-Class A(a)               50,000       2,275,000
-----------------------------------------------------------------------
Forrester Research, Inc.(a)                     150,000       2,601,000
-----------------------------------------------------------------------
Gartner, Inc.-Class A(a)                        300,000       3,582,000
-----------------------------------------------------------------------
Sykes Enterprises, Inc.(a)                      300,000       1,641,000
=======================================================================
                                                             12,439,000
=======================================================================

LEISURE FACILITIES-0.67%

Speedway Motorsports, Inc.                      100,000       2,982,000
=======================================================================

MOVIES & ENTERTAINMENT-0.49%

Regal Entertainment Group-Class A               100,000       2,179,000
=======================================================================

OIL & GAS DRILLING-0.53%

Patterson-UTI Energy, Inc.(a)                    65,000       2,352,350
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.76%

Maverick Tube Corp.(a)                          150,000    $  3,394,500
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.95%

Ultra Petroleum Corp. (Canada)(a)                81,900       2,689,596
-----------------------------------------------------------------------
Quicksilver Resources Inc.(a)                    35,000       1,520,750
=======================================================================
                                                              4,210,346
=======================================================================

PERSONAL PRODUCTS-1.67%

NBTY, Inc.(a)                                   200,000       7,432,000
=======================================================================

PHARMACEUTICALS-5.32%

Adolor Corp.(a)                                 148,597       2,387,954
-----------------------------------------------------------------------
Axcan Pharma Inc. (Canada)(a)                   135,000       2,312,550
-----------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                    300,000       3,522,000
-----------------------------------------------------------------------
IVAX Corp.(a)                                    92,800       1,976,640
-----------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A            250,000      10,730,000
-----------------------------------------------------------------------
Valeant Pharmaceuticals International           117,500       2,714,250
=======================================================================
                                                             23,643,394
=======================================================================

PUBLISHING-1.60%

Getty Images, Inc.(a)                           130,000       7,098,000
=======================================================================

REAL ESTATE-1.01%

Acadia Realty Trust                             175,000       2,198,000
-----------------------------------------------------------------------
Realty Income Corp.                              60,000       2,295,000
=======================================================================
                                                              4,493,000
=======================================================================

REGIONAL BANKS-2.02%

Cullen/Frost Bankers, Inc.                      125,000       5,412,500
-----------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                50,000       2,033,500
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                       122,000       1,550,620
=======================================================================
                                                              8,996,620
=======================================================================

RESTAURANTS-0.73%

Sonic Corp.(a)                                  100,000       3,227,000
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.70%

FSI International, Inc.(a)                      400,000       2,400,000
-----------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)             175,000       1,737,750
-----------------------------------------------------------------------
MKS Instruments, Inc.(a)                        100,000       1,922,000
-----------------------------------------------------------------------
Photronics, Inc.(a)                             100,000       1,489,000
=======================================================================
                                                              7,548,750
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE

SEMICONDUCTORS-0.65%

AMIS Holdings, Inc.(a)                          200,000    $  2,884,200
=======================================================================

SPECIALTY STORES-2.89%

America's Car-Mart, Inc.(a)                      50,000       1,298,000
-----------------------------------------------------------------------
Bombay Co., Inc. (The)(a)                       500,000       2,800,000
-----------------------------------------------------------------------
CSK Auto Corp.(a)                               150,000       2,769,000
-----------------------------------------------------------------------
Select Comfort Corp.(a)                         147,800       3,582,672
-----------------------------------------------------------------------
United Auto Group, Inc.                          78,300       2,413,989
=======================================================================
                                                             12,863,661
=======================================================================

SYSTEMS SOFTWARE-1.13%

Micromuse Inc.(a)                               200,000       1,342,000
-----------------------------------------------------------------------
NetIQ Corp.(a)                                  175,000       2,250,500
-----------------------------------------------------------------------
Secure Computing Corp.(a)                       150,000       1,434,000
=======================================================================
                                                              5,026,500
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.66%

Anixter International Inc.(a)                   100,000       2,930,000
=======================================================================

TIRES & RUBBER-1.08%

Cooper Tire & Rubber Co.                        225,000       4,812,750
=======================================================================

TRUCKING-1.24%

Landstar System, Inc.(a)                         60,000       2,697,600
-----------------------------------------------------------------------
Old Dominion Freight Line, Inc.(a)               75,000       2,796,000
=======================================================================
                                                              5,493,600
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.90%

At Road, Inc.(a)                                390,000       3,283,800
-----------------------------------------------------------------------
Crown Castle International Corp.(a)             300,000       4,185,000
-----------------------------------------------------------------------
LCC International, Inc.-Class A(a)              531,200       2,868,480
-----------------------------------------------------------------------
SpectraSite, Inc.(a)                             75,000       2,802,750
-----------------------------------------------------------------------
Western Wireless Corp.-Class A(a)                75,000       1,561,500
-----------------------------------------------------------------------
Wireless Facilities, Inc.(a)                    275,000       2,637,250
=======================================================================
                                                             17,338,780
=======================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $348,976,026)                           387,030,755
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
---------------------------------------------------------------------
U.S. TREASURY BILLS-0.79%

0.92%, 06/17/04 (Cost $3,495,819)(c)           $3,500,000(d) 3,495,819
=====================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION      MARKET
                                               CONTRACTS    PRICE        DATE         VALUE
-----------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.67%

CALLS-0.08%

S&P 500 Index                                     500       $1,150      Jun-04     $    375,000
===============================================================================================

PUTS-0.59%

Russell 2000 Index                                975          570      Jun-04        2,622,750
===============================================================================================
  Total Options Purchased (Cost $2,792,075)                                           2,997,750
===============================================================================================

                                                 SHARES
MONEY MARKET FUNDS-11.99%

Liquid Assets Portfolio-Institutional
  Class(e)                                     26,650,289     26,650,289
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    26,650,289     26,650,289
========================================================================
    Total Money Market Funds (Cost
      $53,300,578)                                            53,300,578
========================================================================
TOTAL INVESTMENTS-100.55% (Cost $408,564,498)                446,824,902
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.55%)                         (2,453,813)
========================================================================
NET ASSETS-100.00%                                          $444,371,089
________________________________________________________________________
========================================================================

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
--------------------------------------------------------------------
SECURITIES SOLD SHORT-4.20%(F)

COMMON STOCKS-4.20%

BIOTECHNOLOGY-0.39%

Connectics Corp.                               90,000    $ 1,750,500
====================================================================

--------------------------------------------------------------------
                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE

BROADCASTING & CABLE TV-0.21%

Westwood One, Inc.                             31,400    $   927,556
====================================================================

COMPUTER STORAGE & PERIPHERALS-0.15%

Network Appliance, Inc.                        35,000        651,700
====================================================================

HEALTH CARE EQUIPMENT-0.77%

INAMED Corp.                                   58,000      3,412,720
====================================================================

IT CONSULTING & OTHER SERVICES-1.06%

Titan Corp. (The)                              245,000     4,704,000
====================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.40%

Tesoro Petroleum Corp.                         87,200      1,771,032
====================================================================

PHARMACEUTICALS-0.39%

Mylan Laboratories Inc.                        75,000      1,718,250
====================================================================

SEMICONDUCTORS-0.83%

Advanced Micro Devices, Inc.                   148,400     2,110,248
--------------------------------------------------------------------
ATI Technologies Inc. (Canada)                 110,000     1,600,500
====================================================================
                                                           3,710,748
====================================================================
Total Common Stock Securities Sold Short
  (Total Proceeds $19,192,062)                           $18,646,506
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section H and Note 8.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) Collateral on short sales was segregated by the Fund in the amount of $21,807,272 which represented 116.95% of the market value of securities sold short.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $355,263,920)                                $393,524,324
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $53,300,578)                             53,300,578
===========================================================
     Total investments (cost $408,564,498)      446,824,902
===========================================================
Cash                                                996,171
-----------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
     short                                       20,846,417
-----------------------------------------------------------
  Investments sold                               12,132,077
-----------------------------------------------------------
  Fund shares sold                                1,160,248
-----------------------------------------------------------
  Dividends and interest                             49,704
-----------------------------------------------------------
  Short positions covered                            80,200
-----------------------------------------------------------
  Short stock rebates                                10,457
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   40,070
-----------------------------------------------------------
Other assets                                         43,463
===========================================================
     Total assets                               482,183,709
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          11,580,847
-----------------------------------------------------------
  Fund shares reacquired                          6,882,929
-----------------------------------------------------------
  Options written, at market value (premiums
     received $94,712)                               31,250
-----------------------------------------------------------
  Deferred compensation and retirement plans         51,957
-----------------------------------------------------------
  Variation margin                                  286,150
-----------------------------------------------------------
Securities sold short, at market value
  (proceeds $19,192,062)                         18,646,506
-----------------------------------------------------------
Accrued distribution fees                           240,112
-----------------------------------------------------------
Accrued trustees' fees                                1,415
-----------------------------------------------------------
Accrued transfer agent fees                          59,417
-----------------------------------------------------------
Accrued operating expenses                           32,037
===========================================================
     Total liabilities                           37,812,620
===========================================================
Net assets applicable to shares outstanding    $444,371,089
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $399,633,748
-----------------------------------------------------------
Undistributed net investment income (loss)       (2,183,090)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, futures contracts,
  option contracts and securities sold short      9,270,870
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short            37,649,561
===========================================================
                                               $444,371,089
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $263,842,646
___________________________________________________________
===========================================================
Class B                                        $146,181,400
___________________________________________________________
===========================================================
Class C                                        $ 34,347,043
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,059,629
___________________________________________________________
===========================================================
Class B                                          11,147,718
___________________________________________________________
===========================================================
Class C                                           2,616,096
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.84
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.84 divided
       by 94.50%)                              $      14.65
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      13.11
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      13.13
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,734)          $    553,871
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       106,370
--------------------------------------------------------------------------
Interest                                                            24,791
--------------------------------------------------------------------------
Short stock rebates                                                 48,193
==========================================================================
  Total investment income                                          733,225
==========================================================================

EXPENSES:

Advisory fees                                                      942,464
--------------------------------------------------------------------------
Administrative services fees                                        62,030
--------------------------------------------------------------------------
Custodian fees                                                      28,886
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          466,321
--------------------------------------------------------------------------
  Class B                                                          770,167
--------------------------------------------------------------------------
  Class C                                                          162,019
--------------------------------------------------------------------------
Interest                                                            99,141
--------------------------------------------------------------------------
Transfer agent fees                                                237,788
--------------------------------------------------------------------------
Trustees' fees                                                       9,066
--------------------------------------------------------------------------
Dividends on short sales                                            28,048
--------------------------------------------------------------------------
Other                                                               70,310
--------------------------------------------------------------------------
  Total expenses                                                 2,876,240
==========================================================================
Less: Fees waived and expense offset arrangements                   (4,895)
==========================================================================
    Net expenses                                                 2,871,345
==========================================================================
Net investment income (loss)                                    (2,138,120)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                         31,945,507
--------------------------------------------------------------------------
  Futures contracts                                              7,317,103
--------------------------------------------------------------------------
  Option contracts written                                       1,279,066
--------------------------------------------------------------------------
  Securities sold short                                         (1,550,397)
==========================================================================
                                                                38,991,279
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (22,180,499)
--------------------------------------------------------------------------
  Futures contracts                                             (3,078,598)
--------------------------------------------------------------------------
  Option contracts written                                          (8,734)
--------------------------------------------------------------------------
  Securities sold short                                          1,080,409
==========================================================================
                                                               (24,187,422)
==========================================================================
Net gain from investment securities, futures contracts,
  option contracts and securities sold short                    14,803,857
==========================================================================
Net increase in net assets resulting from operations          $ 12,665,737
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,138,120)   $ (4,538,193)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts, option contracts and securities sold short       38,991,279      14,554,650
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                        (24,187,422)     81,660,445
==========================================================================================
    Net increase in net assets resulting from operations        12,665,737      91,676,902
==========================================================================================
Share transactions-net:
  Class A                                                       18,730,305      16,711,714
------------------------------------------------------------------------------------------
  Class B                                                       (4,468,974)    (15,247,443)
------------------------------------------------------------------------------------------
  Class C                                                        6,876,362       3,936,587
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               21,137,693       5,400,858
==========================================================================================
    Net increase in net assets                                  33,803,430      97,077,760
==========================================================================================

NET ASSETS:

  Beginning of period                                          410,567,659     313,489,899
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,183,090) and $(44,970) for 2004 and
    2003, respectively)                                       $444,371,089    $410,567,659
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities I Fund, (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended April 30, 2004, AIM waived fees of $1,492.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $62,030 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $115,129 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $466,321, $770,167 and $162,019, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $82,725 in front-end sales commissions from the sale of Class A shares and $24, $1,879 and $1,421 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3-- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

                                                                         UNREALIZED
                      MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND                    10/31/03        AT COST        FROM SALES      (DEPRECIATION)      04/30/04       INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class                $4,962,954     $ 96,792,789    $ (75,105,454)       $  --         $26,650,289     $53,950        $  --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Porfolio-
  Institutional
  Class                 4,962,954       96,792,789      (75,105,454)          --          26,650,289      52,420           --
================================================================================================================================
  Total                $9,925,908     $193,585,578    $(150,210,908)       $  --         $53,300,578     $106,370       $  --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions and custodian credits resulting from periodic overnight cash balances at the custodian. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,009 and reductions in custodian fees of $394 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $3,403.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,926 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line. During the six months ended April 30, 2004, the average outstanding balance of bank loans for the Fund was $5,000,000 with a weighted average interest rate of 1.78%.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended April 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                    2,700     $   180,696
------------------------------------------------------------
Written                               25,067       3,257,194
------------------------------------------------------------
Closed                               (12,467)     (2,382,807)
------------------------------------------------------------
Exercised                             (2,285)       (271,296)
------------------------------------------------------------
Expired                              (11,515)       (689,075)
============================================================
End of period                          1,500     $    94,712
____________________________________________________________
============================================================

                         OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------
                                                                  APRIL 30,
                                            NUMBER                  2004
                       CONTRACT   STRIKE      OF       PREMIUMS    MARKET      UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
------------------------------------------------------------------------------------------
Federated Investors,
  Inc.- Class B         May-04     $30         500     $31,714     $18,750      $12,964
------------------------------------------------------------------------------------------
SkyWest, Inc.           May-04      20       1,000      62,998      12,500       50,498
==========================================================================================
                                             1,500     $94,712     $31,250      $63,462
__________________________________________________________________________________________
==========================================================================================

NOTE 8--FUTURES CONTRACTS


On April 30, 2004, $1,514,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                     OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------
                                                                  UNREALIZED
                        NO. OF        MONTH/        MARKET       APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT       VALUE      (DEPRECIATION)
------------------------------------------------------------------------------
Russell 2000 Index        97       Jun-04/Long    $27,152,725    $(1,219,861)
______________________________________________________________________________
==============================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                             $ 3,151,303
---------------------------------------------------------
October 31, 2010                              25,550,670
=========================================================
Total capital loss carryforward              $28,701,973
_________________________________________________________
=========================================================


* Any capital loss carryforward listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $336,634,545 and $365,523,612, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                        $ 61,789,432
-----------------------------------------------------------
  Securities sold short                           1,217,668
-----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                         (24,900,563)
-----------------------------------------------------------
  Securities sold short                            (672,112)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 37,434,425
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $409,936,033.
Proceeds from securities sold short are the same for tax
and financial statement purposes.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                   APRIL 30, 2004               OCTOBER 31, 2003
                                                              -------------------------    --------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,374,107    $63,673,585    10,039,678    $120,428,839
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,100,090     15,111,005     1,688,285      18,864,088
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        821,311     11,330,735     1,067,705      11,501,223
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         87,486      1,268,279       178,721       1,979,010
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (92,230)    (1,268,279)     (187,530)     (1,979,010)
=====================================================================================================================
Reacquired:
  Class A                                                     (3,194,804)   (46,211,559)   (9,286,094)   (105,696,135)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,336,148)   (18,311,700)   (3,070,346)    (32,132,521)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (323,234)    (4,454,373)     (726,714)     (7,564,636)
=====================================================================================================================
                                                               1,436,578    $21,137,693      (296,295)   $  5,400,858
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                     -------------------------------------------------------------------------------------------------------------
                      SIX MONTHS                                                      THREE MONTHS             YEAR ENDED
                         ENDED                   YEAR ENDED OCTOBER 31,                  ENDED                  JULY 31,
                       APRIL 30,      --------------------------------------------    OCTOBER 31,     ----------------------------
                         2004             2003             2002            2001           2000            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period               $  13.37         $  10.10         $  12.49        $  26.05       $  25.79        $  14.86        $   9.76
----------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)         (0.05)(a)        (0.12)(a)        (0.04)(b)        0.05           0.03           (0.14)(a)       (0.09)(a)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains
    (losses) on
    securities
    (both realized
    and unrealized)        0.52             3.39            (2.35)          (3.51)          0.23           11.97            5.20
==================================================================================================================================
    Total from
      investment
      operations           0.47             3.27            (2.39)          (3.46)          0.26           11.83            5.11
==================================================================================================================================
Less distributions:
  Dividends from
    net investment
    income                   --               --               --           (0.01)            --              --           (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Distributions
    from net
    realized gains           --               --               --          (10.09)            --           (0.90)             --
==================================================================================================================================
    Total
      distributions          --               --               --          (10.10)            --           (0.90)          (0.01)
==================================================================================================================================
Net asset value,
  end of period        $  13.84         $  13.37         $  10.10        $  12.49       $  26.05        $  25.79        $  14.86
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(c)            3.51%           32.38%          (19.14)%        (18.27)%         1.01%          81.64%          52.36%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)             $263,843         $237,846         $170,276        $267,260       $442,913        $449,044        $205,721
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses
  to average net
  assets (including
  interest expense
  and dividends on
  short sales
  expense):
  With fee waivers         1.00%(d)         1.40%            0.78%           1.15%          1.50%(e)        1.73%           2.35%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee
    waivers                1.00%(d)         1.40%            0.88%           1.25%          1.60%(e)        1.81%           2.35%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses
  to average net
  assets (excluding
  interest expense
  and dividends on
  short sales
  expense):
  With fee waivers         0.95%(d)         1.29%            0.72%           1.13%          1.41%(e)        1.47%           1.74%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee
    waivers                0.95%(d)         1.29%            0.82%           1.23%          1.51%(e)        1.55%           1.74%
==================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets              (0.68)%(d)       (1.09)%          (0.30)%(b)       0.30%          0.39%(e)       (0.63)%         (1.44)%
==================================================================================================================================
Ratio of interest
  expense and
  dividends on
  short sales
  expense to
  average net
  assets                   0.05%(d)         0.11%            0.06%           0.02%          0.09%(e)        0.26%           0.61%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover
  rate(f)                    81%             223%             225%            250%            52%            198%            220%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $267,933,328.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                       CLASS B
                     ------------------------------------------------------------------------------------------------------------
                      SIX MONTHS                                                    THREE MONTHS              YEAR ENDED
                        ENDED                  YEAR ENDED OCTOBER 31,                   ENDED                  JULY 31,
                      APRIL 30,      -------------------------------------------     OCTOBER 31,     ----------------------------
                         2004            2003            2002            2001           2000             2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period               $  12.70        $   9.66        $  12.03        $  25.61       $  25.41         $  14.75        $   9.76
---------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)         (0.09)(a)       (0.18)(a)       (0.14)(b)       (0.07)         (0.02)           (0.30)(a)       (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains
    (losses) on
    securities
    (both realized
    and unrealized)        0.50            3.22           (2.23)          (3.42)          0.22            11.86            5.17
=================================================================================================================================
    Total from
      investment
      operations           0.41            3.04           (2.37)          (3.49)          0.20            11.56            5.00
=================================================================================================================================
Less distributions:
  Dividends from
    net investment
    income                   --              --              --              --             --               --           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions
    from net
    realized gains           --              --              --          (10.09)            --            (0.90)             --
=================================================================================================================================
Net asset value,
  end of period        $  13.11        $  12.70        $   9.66        $  12.03       $  25.61         $  25.41        $  14.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)            3.23%          31.47%         (19.70)%        (18.93)%         0.79%           80.38%          51.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)             $146,181        $145,779        $126,022        $208,563       $325,957         $326,571        $153,793
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses
  to average net
  assets (including
  interest expense
  and dividends on
  short sales
  expense)                 1.65%(d)        2.05%           1.53%           1.91%          2.27%(e)         2.48%           3.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses
  to average net
  assets (excluding
  interest expense
  and dividends on
  short sales
  expense)                 1.60%(d)        1.94%           1.47%           1.89%          2.18%(e)         2.22%           2.42%
=================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets              (1.33)%(d)      (1.74)%         (1.05)%(b)      (0.46)%        (0.37)%(e)       (1.38)%         (2.12)%
=================================================================================================================================
Ratio of interest
  expense and
  dividends on
  short sales
  expense to
  average net
  assets                   0.05%(d)        0.11%           0.06%           0.02%          0.09%(e)         0.26%           0.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover
  rate(f)                    81%            223%            225%            250%            52%             198%            220%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $154,879,714.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                             CLASS C
                                  ---------------------------------------------------------------------------------------------
                                                                                                                  DECEMBER 31,
                                                                                                                      1998
                                  SIX MONTHS                                        THREE MONTHS                   (DATE SALES
                                    ENDED             YEAR ENDED OCTOBER 31,           ENDED        YEAR ENDED    COMMENCED) TO
                                  APRIL 30,        -----------------------------    OCTOBER 31,      JULY 31,       JULY 31,
                                     2004           2003       2002       2001          2000           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $ 12.72         $  9.67    $ 12.05    $ 25.63      $ 25.43        $ 14.78         $11.70
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       (0.09)(a)       (0.19)(a)   (0.14)(b)   (0.07)     (0.02)         (0.32)(a)      (0.11)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.50            3.24      (2.24)     (3.42)        0.22          11.87           3.19
===============================================================================================================================
    Total from investment
      operations                      0.41            3.05      (2.38)     (3.49)        0.20          11.55           3.08
===============================================================================================================================
Less distributions from net
  realized gains                        --              --         --     (10.09)          --          (0.90)            --
===============================================================================================================================
Net asset value, end of period     $ 13.13         $ 12.72    $  9.67    $ 12.05      $ 25.63        $ 25.43         $14.78
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                       3.22%          31.54%    (19.75)%   (18.91)%       0.79%         80.15%         29.31%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $34,347         $26,942    $17,192    $26,637      $46,111        $44,557         $5,977
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sales expense)                      1.65%(d)        2.05%      1.53%      1.91%        2.27%(e)       2.48%          3.03%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sales expense)                      1.60%(d)        1.94%      1.47%      1.89%        2.18%(e)       2.22%          2.42%(e)
===============================================================================================================================
Ratio of net investment income
  (loss) to average net assets       (1.33)%(d)      (1.74)%    (1.05)%(b)   (0.46)%     (0.37)%(e)    (1.38)%        (2.12)%(e)
===============================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net assets       0.05%(d)        0.11%      0.06%      0.02%        0.09%(e)       0.26%          0.61%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)              81%            223%       225%       250%          52%           198%           220%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $32,581,894.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $27,619 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES        OFFICERS                               OFFICE OF THE FUND
Bob R. Baker             Robert H. Graham                       11 Greenway Plaza
Frank S. Bayley          Chairman and President                 Suite 100
James T. Bunch                                                  Houston, TX 77046-1173
Bruce L. Crockett        Mark H. Williamson
Albert R. Dowden         Executive Vice President               INVESTMENT ADVISOR
Edward K. Dunn Jr.                                              A I M Advisors, Inc.
Jack M. Fields           Kevin M. Carome                        11 Greenway Plaza
Carl Frischling          Senior Vice President, Secretary and   Suite 100
Robert H. Graham          Chief Legal Officer                   Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis       Stuart W. Coco                         TRANSFER AGENT
Lewis F. Pennock         Vice President                         AIM Investment Services, Inc.
Ruth H. Quigley                                                 P.O. Box 4739
Louis S. Sklar           Melville B. Cox                        Houston, TX 77210-4739
Larry Soll, Ph.D.        Vice President
Mark H. Williamson                                              CUSTODIAN
                         Sidney M. Dilgren                      State Street Bank and Trust Company
                         Vice President and Treasurer           225 Franklin Street
                                                                Boston, MA 02110-2801
                         Karen Dunn Kelley
                         Vice President                         COUNSEL TO THE FUND
                                                                Ballard Spahr
                         Edgar M. Larsen                        Andrews & Ingersoll, LLP
                         Vice President                         1735 Market Street
                                                                Philadelphia, PA 19103-7599

                                                                COUNSEL TO THE TRUSTEES
                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                919 Third Avenue
                                                                New York, NY 10022-3852

                                                                DISTRIBUTOR
                                                                A I M Distributors, Inc.
                                                                11 Greenway Plaza
                                                                Suite 100
                                                                Houston, TX 77046-1173

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                        AIM Global Value Fund                        AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                     SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                         AIM ALLOCATION SOLUTIONS
INVESCO Dynamics Fund
INVESCO Mid-Cap Growth Fund                  AIM Aggressive Allocation Fund
INVESCO Small Company Growth Fund            AIM Conservative Allocation Fund
INVESCO S&P 500 Index Fund                   AIM Moderate Allocation Fund
INVESCO Total Return Fund*
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
                                             PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
                                             THOROUGHLY BEFORE INVESTING.

* Domestic equity and income fund

*As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

    If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.


                               AIMinvestments.com

                                                                      OPP1-SAR-1

                                                   YOUR GOALS. OUR SOLUTIONS.   --Registered Trademark--
--------------------------------------------------------------------------------------------------------
Mutual    Retirement     Annuities   College     Separately     Offshore     Alternative       Cash         [AIM INVESTMENTS LOGO
Funds     Products                   Savings     Managed        Products     Investments       Management       APPEARS HERE]
                                     Plans       Accounts                                                     --Service Mark--
--------------------------------------------------------------------------------------------------------

                                                       AIM OPPORTUNITIES II FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                                --Servicemark--

====================================================================================================================================
AIM OPPORTUNITIES II FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
====================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          o Investing in small and mid-size             o The fund is not managed to track the
o Effective 9/30/03, Class B shares are      companies involves risks not associated       performance of any particular index,
not available as an investment for           with investing in more established            including the indexes defined here, and
retirement plans maintained pursuant to      companies, including business risk,           consequently, the performance of the fund
Section 401 of the Internal Revenue Code,    significant stock price fluctuations and      may deviate significantly from the
including 401(k) plans, money purchase       illiquidity.                                  performance of the indexes.
pension plans and profit sharing plans.
Plans that have existing accounts            o The fund may participate in the initial     o A direct investment cannot be made in
invested in Class B shares will continue     public offering (IPO) market in some          an index. Unless otherwise indicated,
to be allowed to make additional             market cycles. A significant portion of       index results include reinvested
purchases.                                   the fund's returns during certain periods     dividends, and they do not reflect sales
                                             was attributable to its investments in        charges. Performance of an index of funds
PRINCIPAL RISKS OF INVESTING IN THE FUND     IPOs. These investments have a magnified      reflects fund expenses; performance of a
o International investing presents           impact when the fund's asset base is          market index does not.
certain risks not associated with            relatively small. As the fund's assets
investing solely in the United States.       grow, the impact of IPO investments will      OTHER INFORMATION
These include risks relating to              decline, which may reduce the effect of       o The returns shown in the Management's
fluctuations in the value of the U.S.        IPO investments on the fund's total           Discussion of Fund Performance are based
dollar relative to the values of other       return. For additional information            on net asset values calculated for
currencies, the custody arrangements made    regarding the impact of IPO investments       shareholder transactions. Generally
for the fund's foreign holdings,             on the fund's performance, please see the     accepted accounting principles require
differences in accounting, political         fund's prospectus.                            adjustments to be made to the net assets
risks and the lesser degree of public                                                      of the fund at period end for financial
information required to be provided by       ABOUT INDEXES USED IN THIS REPORT             reporting purposes, and as such, the net
non-U.S. companies. The fund may invest      o The unmanaged Lipper Mid-Cap Growth         asset value for shareholder transactions
up to 25% of its assets in the securities    Fund Index represents an average of the       and the returns based on those net asset
of non-U.S. issuers.                         performance of the 30 largest                 values may differ from the net asset
                                             mid-capitalization growth funds tracked       values and returns reported in the
o Leveraging and short-selling, along        by Lipper, Inc., an independent mutual        Financial Highlights.
with other hedging strategies, present       fund performance monitor.
higher risks, but also offer greater                                                       o Bloomberg, Inc. is a well-known
potential rewards. Since stock prices can    o The unmanaged MSCI World Index tracks       independent financial research and
rise without limit, short sales are          the performance of approximately 50           reporting firm.
riskier because of unlimited exposure to     countries covered by Morgan Stanley
loss until the position is covered. The      Capital International that are considered     o Industry classifications used in this
fund, which is not a complete investment     developed markets.                            report are generally according to the
program, may not be appropriate for all                                                    Global Industry Classification Standard,
investors. There is no guarantee that the    o The unmanaged Standard & Poor's             which was developed by and is the
fund managers' investment strategies will    Composite Index of 500 Stocks (the S&P        exclusive property and a service mark of
help investors attain their goals. Please    500--Registered Trademark--Index) is an       Morgan Stanley Capital International Inc.
see the prospectus for more information      index of common stocks frequently used as     and Standard & Poor's.
about specific investment strategies and     a general measure of U.S. stock market
risks.                                       performance.                                  A description of the policies and
                                                                                           procedures that the Fund uses to
o The fund is nondiversified, which          o The unmanaged Standard & Poor's MidCap      determine how to vote proxies relating to
increases risks as well as potential         400 Index (the S&P 400--Registered            portfolio securities is available without
rewards.                                     Trademark--Index) represents the              charge, upon request, by calling
                                             performance of mid-capitalization stocks.     800-959-4246, or on the AIM Web site,
                                                                                           AIMinvestments.com.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN                      The market volatility experienced over the past six
                    THE AIM FAMILY OF FUNDS--Registered         months is also a powerful argument for the diversification
                    Trademark--:                                offered by mutual funds. For a modest initial investment,
                                                                mutual fund shareholders can diversify across asset classes,
[PHOTO OF           For most of the six-month period            regions, investment styles and market capitalizations.
ROBERT H.           covered by this report, major stock         Diversification can offer protection during market downturns
GRAHAM]             market indexes delivered positive           because a portfolio made up of a broad spectrum of
                    performance as economies strengthened       investments will not bear the full brunt of the decline in
ROBERT H. GRAHAM    both here and abroad. In the United         any particular security, market, or sector.
                    States, gross domestic product steadily
                    improved, while overseas, economic          VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    recovery took hold, especially in Asia.     For the latest information about ongoing regulatory matters,
                    In March and April, however, markets        including proposed rules and regulations regarding the
                    lagged as concerns arose about              mutual fund industry, please visit our Web site,
                    geopolitical events and the possibility     AIMinvestments.com. We continue to post updates as
                    that the U.S. Federal Reserve may raise     information becomes available. We also encourage you to
                    interest rates.                             visit our Web site for general investing information,
                                                                performance updates on our funds, and market and economic
    Additionally, what's known as a sector rotation took        commentary from our financial experts.
place. During much of 2003, the information technology
sector was the favorite of U.S. and foreign investors. The          For information on how your fund performed and was managed
sector's performance turned negative early in 2004, however,    during the six months covered by this report, please read
as investors switched to more defensive sectors they tend to    your fund managers' discussion on the following pages. We
favor when conditions seem uncertain. For the last month of     hope you find it informative.
the reporting period, only three sectors of the 10 in the
S&P 500 Index produced positive returns, including health           As always, AIM is committed to building solutions for your
care and consumer staples. The third positive sector was        investment goals, and we thank you for your continued
energy, riding the wave of rising oil and gas prices. Stocks    participation in AIM Investments. If you have any questions,
in the MSCI World Index displayed a similar performance         please contact our Client Service representatives at
pattern, reflecting the global nature of the rotation.          800-959-4246.

THE CASE FOR MUTUAL FUND INVESTING                              Sincerely,
A period like the one covered by this report is a prime
argument for the long-term perspective mutual fund companies    /s/ Robert H. Graham
always advocate. As we have said on many occasions, no one      Robert H. Graham
can consistently predict how markets will perform. And          Chairman and President
because markets can move with such abruptness, missing out      May 26, 2004
on a few of the best days in the market can diminish your
long-term results significantly. Staying invested, we
believe, is the best strategy.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND BENEFITED FROM HEALTH CARE,                                                           health care were the best-performing
ENERGY, MEDIA HOLDINGS                                                                     sectors of the S&P 500 Index as investors
                                                                                           rotated into more defensive stocks.
For the six-month period ended April 30,     period, and the economy exhibited signs       Information technology, consumer
2004, AIM Opportunities II Fund Class A      of strength. The nation's gross domestic      discretionary and financials were the
shares returned 5.00% at net asset value.    product, the broadest measure of economic     weakest performers. With the exception of
(Had the effects of sales charges been       activity, expanded at an annualized rate      information technology, all sectors of
included, the return would have been         of 4.1% in the fourth quarter of 2003 and     the index posted gains for the six
lower.) Returns for other share classes      4.4% in the first quarter of 2004.            months.
are shown in the table on page 3.
                                                 The unemployment rate remained            YOUR FUND
    The fund outperformed the 3.54%          relatively stable and stood at 5.6% at
return of the Lipper Mid-Cap Growth Fund     the end of April. However, there were         The equity market's rise during the
Index, which represents its peer group.      signs that the job market could be            period was generally favorable for the
We attribute this outcome to stock           improving. The number of new non-farm         fund's long holdings but problematic for
selection.                                   jobs created rose from 83,000 in February     its short holdings.
                                             to 353,000 in March and moderated
    However, it underperformed the 6.27%     somewhat to 346,000 in April.                     Among long positions, the sectors
return of the broad-market S&P 500 Index                                                   that contributed most to fund performance
and the 6.93% return of the mid-cap S&P          Corporate earnings also improved.         were health care, energy and consumer
400 Index. This occurred largely because     According to Bloomberg, 410 companies in      discretionary. Within health care,
the fund invests primarily in mid-cap        the S&P 500 Index had reported earnings       specialty pharmaceuticals made the most
growth stocks, while investors tended to     for the first quarter of 2004 as of April     notable contributions. Media, gaming and
favor value stocks during the reporting      30, 2004. A total of 75.6% of those           specialty retail made the largest
period. The S&P 500 and S&P 400 indexes      companies reported earnings that exceeded     contributions in the consumer
include both value and growth stocks. The    analysts' expectations.                       discretionary sector.
S&P 400 received an extra boost from some
small-caps included in it, as small-caps         The S&P 500 Index became                      Among energy-sector holdings,
generally outperformed mid-cap and           increasingly volatile during the final        exploration and production and oil field
large-cap stocks during the period.          two months of the period amid concerns        services provided an especially strong
                                             that the Federal Reserve (the Fed) would      boost to fund performance.
MARKET CONDITIONS                            raise interest rates. However, the Fed
                                             maintained the federal funds target rate          Energy stock prices rose above the
The strong equity market rally that began    at 1.00%--its lowest level since              values we considered reasonable based on
in March 2003 continued throughout the       1958--throughout the reporting period.        their fundamentals, so we took profits on
reporting                                                                                  some of these stocks, anticipating that
                                                 Energy, telecommunication services        we would probably be able to buy them
                                             and                                           again later at lower prices. This lowered
                                                                                           our weighting in energy on a short-term
                                                                                           basis, but our

====================================================================================================================================
TOP 10 LONG HOLDINGS*                      TOP 10 SHORT HOLDINGS                  TOP 10 INDUSTRIES*
 1. Gilead Sciences, Inc.          2.3%     1. Titan Corp. (The)           1.0%   Long positions only
 2. Medicis Pharmaceutical                  2. Tellabs, Inc.               0.9     1. Pharmaceuticals                      8.7%
    Corp.-Class A                  2.1      3. INAMED Corp.                0.7     2. Communications Equipment             4.9
 3. Getty Images, Inc.             1.6      4. Affiliated Computer                 3. Semiconductors                       3.9
 4. Cullen/Frost Bankers, Inc.     1.4         Services, Inc.-Class A      0.7     4. Biotechnology                        3.5
 5. Fairchild Semiconductor                 5. United Rentals, Inc.        0.7     5. Broadcasting & Cable TV              3.4
    International, Inc.            1.3      6. Cephalon, Inc.              0.5     6. Apparel Retail                       3.4
 6. National Instruments Corp.     1.2      7. Tesoro Petroleum Corp.      0.4     7. Investment Banking & Brokerage       3.4
 7. Williams-Sonoma, Inc.          1.2      8. Darden Restaurants, Inc.    0.3     8. Electronic Equipment Manufacturers   3.2
 8. Vishay Intertechnology, Inc.   1.2      9. Westwood One, Inc.          0.2     9. Data Processing & Outsourced
 9. Cooper Tire & Rubber Co.       1.2     10. Network Appliance, Inc.     0.2        Services                             3.1
10. Autoliv, Inc.                  1.1                                            10. Aerospace & Defense                  2.9

*Excludes money market fund holdings. The fund's holdings
are subject to change, and there is no assurance that the
fund will continue to hold any particular security.
====================================================================================================================================

long-term outlook on this sector remains     o The Cheesecake Factory. This restaurant                   BRANT H. DEMUTH
positive.                                    operator saw its margins pressured by                       Mr. DeMuth, Chartered
                                             rising food costs and its resources            [DeMUTH      Financial Analyst, is
    Specific long holdings that helped       strained by an ambitious new-store              PHOTO]      co-manager of AIM
fund performance during the period           opening program. Regardless, its stock                      Opportunities II Fund. He
included:                                    price did not fall, and we covered our                      began his investment
                                             position at a loss.                           career in 1987 and joined AIM in 1996.
o Medicis Pharmaceutical, a developer and                                                  Mr. DeMuth received a B.S. in business
marketer of prescription skin treatments.    o Commerce BanCorp. We thought the market     administration from Colorado State
Medicis' stock benefited when the company    would lose enthusiasm for this stock          University and an M.B.A. in oil and gas
received FDA approval for a new product.     based on investor expectations that the       finance from the University of Denver.
                                             anticipated Fed interest rate hike would
o Ultra Petroleum Corp., an oil & gas        be detrimental to this lender. However,                     ROBERT C. LESLIE
exploration & production company, which      this market move did not occur, and we                      Mr. Leslie, Chartered
posted strong net income growth during       covered our short position in Commerce          [LESLIE     Financial Analyst, is
the year.                                    BanCorp at a loss.                               PHOTO]     co-manager of AIM
                                                                                                         Opportunities II Fund. He
o Gilead Sciences, a biotech firm that           We dealt with market volatility during                  began his investment career
manufactures and markets specialty           the period by maintaining a fairly            in 1985 and joined AIM in 1998. Mr.
therapeutics to treat life-threatening       defensive posture, holding relatively few     Leslie received a B.A. from Susquehanna
infectious diseases. Gilead produced         short positions compared to long              University and an M.B.A. in finance from
strong sales growth during its most          positions and maintaining more cash than      the University of Maryland.
recent fiscal year and strengthened its      usual for greater stability in the choppy
balance sheet by reducing total debt by      market.                                                     CHARLES D. SCAVONE
$250 million in December 2003.                                                                           Mr. Scavone, Chartered
                                             IN CLOSING                                     [SCAVONE     Financial Analyst, is
o Getty Images, a leading supplier of                                                        PHOTO]      co-manager of AIM
stock images for businesses and              We produced positive performance during                     Opportunities II Fund. He
consumers, especially advertising and        this period by continuing to adhere to                      has been in the
media. Getty Images showed strong net        our investment strategy, seeking out          investment business since 1991 and joined
income growth.                               mid-cap companies that had unique             AIM in 1996. Mr. Scavone received a
                                             products, technological advances or           B.B.A. from Southeastern Louisiana
    Short positions generally detracted      increased consumer demand, combined with      University and an M.B.A. from the
from fund return, as did index put           the potential for above average earnings      University of Houston.
options, another type of hedge whose         growth.
value moves in the opposite direction                                                      Assisted by the Opportunities Team
from the market for the stocks included           See important fund and index
in the index. These hedging strategies           disclosures inside front cover.
are designed to assist the fund when the
stock market is declining but tend to
hamper performance when the market rises.

    Problematic Short Positions Included:

==========================================================================================

TOP 10 SECTORS*                              FUND VS. INDEXES

Long positions only                          Total returns, 10/31/03-4/30/04,
 1. Information Technology       24.0%       excluding applicable front-end or
 2. Health Care                  18.0        contingent deferred sales charges. If
 3. Consumer Discretionary       16.8        sales charges were included, returns
 4. Financials                   10.4        would be lower.
 5. Industrials                   6.6
 6. Energy                        4.8        CLASS A SHARES                         5.00%
 7. Other                         3.5
 8. Consumer Staples              1.5        CLASS B SHARES                         4.66
 9. Materials                     1.4
10. Telecommunication Services    1.1        CLASS C SHARES                         4.66

                                             S&P 500 INDEX (BROAD-MARKET INDEX)     6.27

                                             S&P 400 INDEX (STYLE-SPECIFIC INDEX)   6.93

                                             LIPPER MID-CAP GROWTH FUND INDEX
                                             (PEER GROUP INDEX)                     3.54

                                             Source: Lipper, Inc.

                                             TOTAL NUMBER OF LONG HOLDINGS*          113
                                             TOTAL NUMBER OF SHORT HOLDINGS           10
                                             TOTAL NET ASSETS             $185.2 MILLION
========================================================================================== [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD,
                                                                                           PLEASE TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                      Class A share performance reflects
As of 4/30/04, including applicable          As of 3/31/04, including applicable           the maximum 5.50% sales charge, and Class
sales charges                                sales charges                                 B and Class C share performance reflects
                                             CLASS A SHARES                                the applicable contingent deferred sales
CLASS A SHARES                               Inception (12/30/98)       13.47%             charge (CDSC) for the period involved.
Inception (12/30/98)          12.67%            1 Year                  30.04              The CDSC on Class B shares declines from
   1 Year                     19.75                                                        5% beginning at the time of purchase to
                                             CLASS B SHARES                                0% at the beginning of the seventh year.
CLASS B SHARES                               Inception (11/12/99)       -0.21%             The CDSC on Class C shares is 1% for the
Inception (11/12/99)          -0.84%            1 Year                  31.85              first year after purchase. The
   1 Year                     20.88                                                        performance of the fund's share classes
                                             CLASS C SHARES                                will differ due to different sales charge
CLASS C SHARES                               Inception (11/12/99)        0.25%             structures and class expenses.
Inception (11/12/99)          -0.39%            1 Year                  35.75
   1 Year                     24.88
                                                 The performance data quoted
                                             represent past performance and cannot
                                             guarantee comparable future results;
                                             current performance may be lower or
                                             higher. Please visit AIMinvestments.com
                                             for the most recent month-end
                                             performance. Performance figures reflect
                                             reinvested distributions, changes in net
                                             asset value and the effect of the maximum
                                             sales charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.


                                                                                           [ARROW       For More Information Visit
                                                                                           BUTTON            AIMinvestments.com
                                                                                           IMAGE]

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-85.36%

AEROSPACE & DEFENSE-2.87%

Embraer-Empresa Brasileira de Aeronautica
  S.A.-ADR (Brazil)                                 44,300   $  1,142,940
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                   15,000        926,100
-------------------------------------------------------------------------
Rockwell Collins, Inc.                              47,000      1,515,750
-------------------------------------------------------------------------
United Defense Industries, Inc.(a)                  50,000      1,732,500
=========================================================================
                                                                5,317,290
=========================================================================

AIR FREIGHT & LOGISTICS-0.90%

Forward Air Corp.(a)                                50,000      1,664,000
=========================================================================

APPAREL RETAIL-3.37%

Hot Topic, Inc.(a)                                  70,000      1,558,200
-------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)              90,000      1,932,300
-------------------------------------------------------------------------
Ross Stores, Inc.                                   50,000      1,525,000
-------------------------------------------------------------------------
Talbots, Inc. (The)                                 35,000      1,223,250
=========================================================================
                                                                6,238,750
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.46%

Coach, Inc.(a)                                      20,000        852,000
=========================================================================

APPLICATION SOFTWARE-1.24%

Amdocs Ltd. (United Kingdom)(a)                     22,400        594,720
-------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                     70,000      1,273,300
-------------------------------------------------------------------------
Macromedia, Inc.(a)                                 20,706        426,544
=========================================================================
                                                                2,294,564
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.50%

Federated Investors, Inc.-Class B(b)                40,000      1,176,000
-------------------------------------------------------------------------
Legg Mason, Inc.                                    17,500      1,611,050
=========================================================================
                                                                2,787,050
=========================================================================

AUTO PARTS & EQUIPMENT-1.15%

Autoliv, Inc.                                       50,000      2,126,500
=========================================================================

BIOTECHNOLOGY-3.52%

Amylin Pharmaceuticals, Inc.(a)                     55,000      1,232,000
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                            71,000      4,318,930
-------------------------------------------------------------------------
MedImmune, Inc.(a)                                  40,000        969,600
=========================================================================
                                                                6,520,530
=========================================================================

BROADCASTING & CABLE TV-3.41%

Cox Radio, Inc.-Class A(a)                          60,000      1,242,600
-------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)               75,000      1,755,000
-------------------------------------------------------------------------
Entercom Communications Corp.(a)                    30,000      1,368,000
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)            57,500   $  1,946,375
=========================================================================
                                                                6,311,975
=========================================================================

CASINOS & GAMING-1.03%

Mandalay Resort Group                               20,000      1,149,000
-------------------------------------------------------------------------
Station Casinos, Inc.                               17,000        766,360
=========================================================================
                                                                1,915,360
=========================================================================

COMMUNICATIONS EQUIPMENT-4.88%

Andrew Corp.(a)                                    125,000      2,118,750
-------------------------------------------------------------------------
Avaya Inc.(a)                                      125,000      1,710,000
-------------------------------------------------------------------------
Comverse Technology, Inc.(a)                       125,000      2,045,000
-------------------------------------------------------------------------
Emulex Corp.(a)                                     80,000      1,333,600
-------------------------------------------------------------------------
Tekelec(a)                                         110,000      1,833,700
=========================================================================
                                                                9,041,050
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.73%

Deere & Co.                                         20,000      1,360,800
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.12%

Alliance Data Systems Corp.(a)                      50,000      1,738,500
-------------------------------------------------------------------------
Computer Sciences Corp.(a)                          25,000      1,022,750
-------------------------------------------------------------------------
DST Systems, Inc.(a)                                30,000      1,324,500
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                        65,000      1,694,550
=========================================================================
                                                                5,780,300
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.65%

Power-One, Inc.(a)                                 140,000      1,204,000
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.22%

National Instruments Corp.                          75,000      2,292,000
-------------------------------------------------------------------------
Symbol Technologies, Inc.                          125,000      1,500,000
-------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                    125,000      2,175,000
=========================================================================
                                                                5,967,000
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-2.52%

Celestica Inc. (Canada)(a)                          50,000        879,000
-------------------------------------------------------------------------
Flextronics International Ltd. (Singapore)(a)      105,000      1,690,500
-------------------------------------------------------------------------
Jabil Circuit, Inc.(a)                              35,000        923,650
-------------------------------------------------------------------------
Merix Corp.(a)                                      75,000      1,166,250
=========================================================================
                                                                4,659,400
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.83%

Dollar Tree Stores, Inc.(a)                         33,500   $    902,825
-------------------------------------------------------------------------
Family Dollar Stores, Inc.                          20,000        642,800
=========================================================================
                                                                1,545,625
=========================================================================

HEALTH CARE DISTRIBUTORS-1.35%

Henry Schein, Inc.(a)                               15,000      1,057,050
-------------------------------------------------------------------------
Omnicare, Inc.                                      35,000      1,451,800
=========================================================================
                                                                2,508,850
=========================================================================

HEALTH CARE EQUIPMENT-0.60%

STERIS Corp.(a)                                     50,000      1,108,000
=========================================================================

HEALTH CARE FACILITIES-0.68%

Odyssey Healthcare, Inc.(a)                         75,000      1,260,750
=========================================================================

HEALTH CARE SERVICES-2.64%

DaVita, Inc.(a)                                     25,000      1,277,500
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                     60,000      2,124,000
-------------------------------------------------------------------------
Renal Care Group, Inc.(a)                           30,000      1,484,400
=========================================================================
                                                                4,885,900
=========================================================================

HOME FURNISHINGS-0.61%

Furniture Brands International, Inc.                40,000      1,125,600
=========================================================================

HOUSEHOLD PRODUCTS-0.48%

Clorox Co. (The)                                    17,000        880,260
=========================================================================

INDUSTRIAL GASES-0.85%

Airgas, Inc.                                        71,400      1,581,510
=========================================================================

INTERNET SOFTWARE & SERVICES-1.23%

CNET Networks, Inc.(a)                             125,000      1,065,000
-------------------------------------------------------------------------
VeriSign, Inc.(a)                                   75,000      1,209,750
=========================================================================
                                                                2,274,750
=========================================================================

INVESTMENT BANKING & BROKERAGE-3.36%

Edwards (A.G.), Inc.                                24,300        889,137
-------------------------------------------------------------------------
Jefferies Group, Inc.                               60,000      2,046,000
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       20,000      1,468,000
-------------------------------------------------------------------------
Raymond James Financial, Inc.                       72,500      1,821,200
=========================================================================
                                                                6,224,337
=========================================================================

INVESTMENT COMPANIES-0.82%

Apollo Investment Corp.(a)                         110,000      1,512,500
=========================================================================

IT CONSULTING & OTHER SERVICES-1.30%

CACI International Inc.-Class A(a)                  20,000        910,000
-------------------------------------------------------------------------
Unisys Corp.(a)                                    115,000      1,498,450
=========================================================================
                                                                2,408,450
=========================================================================

LIFE & HEALTH INSURANCE-1.14%

AFLAC Inc.                                          50,000      2,111,500
=========================================================================

-------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

MANAGED HEALTH CARE-0.52%

Magellan Health Services, Inc.(a)                   30,000   $    963,900
=========================================================================

OFFICE ELECTRONICS-0.99%

Zebra Technologies Corp.-Class A(a)                 25,000      1,832,250
=========================================================================

OIL & GAS DRILLING-1.80%

Patterson-UTI Energy, Inc.(a)                       25,000        904,750
-------------------------------------------------------------------------
Rowan Cos., Inc.(a)                                 40,000        892,000
-------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                 55,000      1,527,350
=========================================================================
                                                                3,324,100
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.84%

BJ Services Co.(a)                                  35,000      1,557,500
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.20%

Devon Energy Corp.                                  25,000      1,530,000
-------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        40,000      1,426,800
-------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                   34,000      1,116,560
=========================================================================
                                                                4,073,360
=========================================================================

PACKAGED FOODS & MEATS-0.99%

J. M. Smucker Co. (The)                             35,000      1,830,500
=========================================================================

PHARMACEUTICALS-8.69%

Allergan, Inc.                                      20,000      1,761,000
-------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                        45,000      1,863,900
-------------------------------------------------------------------------
Corcept Therapeutics Inc.(a)                       150,000      1,761,000
-------------------------------------------------------------------------
IVAX Corp.(a)                                       40,500        862,650
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                90,000      3,862,800
-------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                   27,500      1,108,250
-------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                       70,000      1,942,500
-------------------------------------------------------------------------
Valeant Pharmaceuticals International               50,000      1,155,000
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     50,000      1,780,500
=========================================================================
                                                               16,097,600
=========================================================================

PUBLISHING-1.62%

Getty Images, Inc.(a)                               55,000      3,003,000
=========================================================================

RAILROADS-1.48%

Canadian National Railway Co. (Canada)              28,500      1,076,445
-------------------------------------------------------------------------
Norfolk Southern Corp.                              70,000      1,667,400
=========================================================================
                                                                2,743,845
=========================================================================

REGIONAL BANKS-2.61%

Compass Bancshares, Inc.                            25,000        959,000
-------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.(b)                       60,000      2,598,000
-------------------------------------------------------------------------
M&T Bank Corp.                                      15,000      1,275,000
=========================================================================
                                                                4,832,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

RESTAURANTS-0.73%

Brinker International, Inc.(a)                      35,000   $  1,346,100
=========================================================================

SEMICONDUCTOR EQUIPMENT-0.48%

Lam Research Corp.(a)                               40,000        885,600
=========================================================================

SEMICONDUCTORS-3.86%

AMIS Holdings, Inc.(a)                              87,500      1,261,837
-------------------------------------------------------------------------
Fairchild Semiconductor International,
  Inc.(a)                                          125,000      2,433,750
-------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)               65,000        874,250
-------------------------------------------------------------------------
Intersil Corp.-Class A                              45,000        888,750
-------------------------------------------------------------------------
Microchip Technology Inc.                           60,000      1,681,200
=========================================================================
                                                                7,139,787
=========================================================================

SPECIALIZED FINANCE-0.51%

Chicago Mercantile Exchange (The)(b)(c)              8,000        938,400
=========================================================================

SPECIALTY CHEMICALS-0.52%

Great Lakes Chemical Corp.                          38,300        962,096
=========================================================================

SPECIALTY STORES-2.39%

PETsMART, Inc.                                      42,500      1,177,250
-------------------------------------------------------------------------
United Auto Group, Inc.                             31,500        971,145
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                            70,000      2,273,600
=========================================================================
                                                                4,421,995
=========================================================================

SYSTEMS SOFTWARE-0.57%

Check Point Software Technologies Ltd.
  (Israel)(a)                                       45,000      1,054,350
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.54%

CDW Corp.                                           16,000        999,840
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.27%

MGIC Investment Corp.                               15,000      1,104,300
-------------------------------------------------------------------------
New York Community Bancorp, Inc.                    50,000      1,253,500
=========================================================================
                                                                2,357,800
=========================================================================

TIRES & RUBBER-1.16%

Cooper Tire & Rubber Co.                           100,000      2,139,000
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.13%

Crown Castle International Corp.(a)                150,000      2,092,500
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $135,712,953)                           158,064,124
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.92%

0.92%, 06/17/04 (Cost $1,697,969)(d)           $ 1,700,000      1,697,969
=========================================================================

                                 NUMBER
                                   OF       EXERCISE   EXPIRATION     MARKET
                                CONTRACTS    PRICE        DATE        VALUE
-------------------------------------------------------------------------------
OPTIONS PURCHASED-0.77%

CALLS-0.07%

S&P 500 Index                      180       $1,150    Jun-04      $    135,000
===============================================================================

PUTS-0.70%

Adolph Coors Co. (Brewers)         600           65    Jul-04           145,500
-------------------------------------------------------------------------------
Avaya Inc. (Communications
  Equipment)                       550           15    May-04            85,250
-------------------------------------------------------------------------------
Russell 2000 Index                 395          570    Jun-04         1,062,550
===============================================================================
                                                                      1,293,300
===============================================================================
    Total Options Purchased (Cost
      $1,233,224)                                                     1,428,300
_______________________________________________________________________________
===============================================================================

                                                 SHARES
-------------------------------------------------------------------------
MONEY MARKET FUNDS-11.81%

Liquid Assets Portfolio-Institutional
  Class(e)                                      10,934,267     10,934,267
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)     10,934,267     10,934,267
=========================================================================
    Total Money Market Funds (Cost
      $21,868,534)                                             21,868,534
=========================================================================
TOTAL INVESTMENTS-98.86% (Cost $160,512,680)                  183,058,927
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.14%                             2,107,027
=========================================================================
NET ASSETS-100.00%                                           $185,165,954
_________________________________________________________________________
=========================================================================

                                                 SHARES
                                                  SOLD
                                                  SHORT
-------------------------------------------------------------------------
SECURITIES SOLD SHORT-5.61%(f)

COMMON STOCKS-5.61%

BIOTECHNOLOGY-0.46%

Cephalon, Inc.                                      15,000        853,650
=========================================================================

BROADCASTING & CABLE TV-0.20%

Westwood One, Inc.                                  12,700        375,158
=========================================================================

COMMUNICATIONS EQUIPMENT-0.94%

Tellabs, Inc.                                      200,000      1,746,000
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.20%

Network Appliance, Inc.                             20,000        372,400
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.70%

Affiliated Computer Services, Inc.-Class A          26,700      1,294,950
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.65%

United Rentals, Inc.                                70,000      1,204,000
=========================================================================

HEALTH CARE EQUIPMENT-0.74%

INAMED Corp.                                        23,400      1,376,856
=========================================================================

                                                 SHARES
                                                  SOLD          MARKET
                                                  SHORT         VALUE
-------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-1.04%

Titan Corp. (The)                                  100,000   $  1,920,000
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.37%

Tesoro Petroleum Corp.                              33,500        680,385
=========================================================================

RESTAURANTS-0.31%

Darden Restaurants, Inc.                            25,000        566,500
=========================================================================
    Total Common Stock Securities Sold Short
      (Total Proceeds $10,666,758)                           $ 10,389,899
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(c) A portion of this security is subject to put options written. See Note 1 section F and Note 7.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) Collateral on short sales was segregated by the Fund in the amount of $12,073,148 which represented 116.20% of the market value of the securities sold short.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $138,644,146)                                $ 161,190,393
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $21,868,534)                              21,868,534
============================================================
    Total investments (cost $160,512,680)        183,058,927
============================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                         12,154,418
------------------------------------------------------------
  Investments sold                                 3,567,967
------------------------------------------------------------
  Fund shares sold                                   168,262
------------------------------------------------------------
  Dividends and interest                              43,685
------------------------------------------------------------
  Short positions covered                             34,110
------------------------------------------------------------
  Short stock rebates                                  5,838
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    31,084
------------------------------------------------------------
Other assets                                          20,405
============================================================
    Total assets                                 199,084,696
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,736,426
------------------------------------------------------------
  Fund shares reacquired                             431,429
------------------------------------------------------------
  Options written, at market value (premiums
    received $86,084)                                 84,400
------------------------------------------------------------
  Deferred compensation and retirement plans          37,374
------------------------------------------------------------
  Short stock account dividends                        1,000
------------------------------------------------------------
Securities sold short, at market value
  (proceeds $10,666,758)                          10,389,899
------------------------------------------------------------
Accrued distribution fees                            113,476
------------------------------------------------------------
Accrued trustees' fees                                   807
------------------------------------------------------------
Accrued transfer agent fees                           73,042
------------------------------------------------------------
Accrued operating expenses                            50,889
============================================================
    Total liabilities                             13,918,742
============================================================
Net assets applicable to shares outstanding    $ 185,165,954
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 349,983,554
------------------------------------------------------------
Undistributed net investment income (loss)        (1,158,177)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts,
  option contracts and securities sold short    (186,484,213)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, option contracts and securities
  sold short                                      22,824,790
============================================================
                                               $ 185,165,954
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  89,257,748
____________________________________________________________
============================================================
Class B                                        $  70,220,046
____________________________________________________________
============================================================
Class C                                        $  25,688,160
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            4,940,545
____________________________________________________________
============================================================
Class B                                            4,010,265
____________________________________________________________
============================================================
Class C                                            1,466,947
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       18.07
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.07 divided by
      94.50%)                                  $       19.12
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       17.51
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       17.51
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,235)          $   430,130
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       41,931
-------------------------------------------------------------------------
Interest                                                           14,898
-------------------------------------------------------------------------
Short stock rebates                                                38,721
=========================================================================
    Total investment income                                       525,680
=========================================================================

EXPENSES:

Advisory fees                                                     621,688
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                     21,386
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         161,800
-------------------------------------------------------------------------
  Class B                                                         377,867
-------------------------------------------------------------------------
  Class C                                                         135,044
-------------------------------------------------------------------------
Transfer agent fees                                               193,331
-------------------------------------------------------------------------
Trustees' fees                                                      7,092
-------------------------------------------------------------------------
Dividends on short sales                                           15,670
-------------------------------------------------------------------------
Other                                                              92,903
=========================================================================
    Total expenses                                              1,651,644
=========================================================================
Less: Fees waived and expense offset arrangements                  (1,992)
=========================================================================
    Net expenses                                                1,649,652
=========================================================================
Net investment income (loss)                                   (1,123,972)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                        14,180,997
-------------------------------------------------------------------------
  Futures contracts                                             2,508,281
-------------------------------------------------------------------------
  Option contracts written                                        535,285
-------------------------------------------------------------------------
  Securities sold short                                        (1,004,774)
=========================================================================
                                                               16,219,789
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (5,404,194)
-------------------------------------------------------------------------
  Futures contracts                                              (567,055)
-------------------------------------------------------------------------
  Option contracts written                                         31,443
-------------------------------------------------------------------------
  Securities sold short                                           367,265
=========================================================================
                                                               (5,572,541)
=========================================================================
Net gain from investment securities, futures contracts,
  option contracts and securities sold short                   10,647,248
=========================================================================
Net increase in net assets resulting from operations          $ 9,523,276
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,123,972)   $ (4,034,294)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts, option contracts and securities sold short       16,219,789       3,340,879
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                         (5,572,541)     42,284,844
==========================================================================================
    Net increase in net assets resulting from operations         9,523,276      41,591,429
==========================================================================================
Share transactions-net:
  Class A                                                       (5,964,339)    (19,809,758)
------------------------------------------------------------------------------------------
  Class B                                                       (9,109,276)    (15,416,222)
------------------------------------------------------------------------------------------
  Class C                                                       (3,188,159)     (8,204,584)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (18,261,774)    (43,430,564)
==========================================================================================
    Net increase (decrease) in net assets                       (8,738,498)     (1,839,135)
==========================================================================================

NET ASSETS:

  Beginning of period                                          193,904,452     195,743,587
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,158,177) and $(34,205) for 2004 and
    2003, respectively)                                       $185,165,954    $193,904,452
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities II Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended April 30, 2004, AIM waived fees of $618.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $83,617 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $161,800, $377,867 and $135,044, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $13,787 in front-end sales commissions from the sale of Class A shares and $0, $219 and $550 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES



The Fund is permitted, pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                         PROCEEDS         UNREALIZED         MARKET
                             VALUE        PURCHASES          FROM          APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                       10/31/03        AT COST           SALES        (DEPRECIATION)      04/30/04       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
 Portfolio-Institutional
  Class                   $3,456,661     $36,734,692     $(29,257,086)         $--          $10,934,267     $21,323         $--
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
 Portfolio-Institutional
  Class                    3,456,661      36,734,692      (29,257,086)          --           10,934,267      20,608          --
===================================================================================================================================
    Total                 $6,913,322     $73,469,384     $(58,514,172)         $--          $21,868,534     $41,931         $--
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,374 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $1,374.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,606 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended April 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

                                               TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                             CALL OPTION CONTRACTS                  PUT OPTION CONTRACTS
                                                         ------------------------------         ----------------------------
                                                         NUMBER OF           PREMIUMS           NUMBER OF          PREMIUMS
                                                         CONTRACTS           RECEIVED           CONTRACTS          RECEIVED
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                        2,140            $  132,241               --            $      --
----------------------------------------------------------------------------------------------------------------------------
Written                                                    9,258             1,322,720            2,853              168,294
----------------------------------------------------------------------------------------------------------------------------
Closed                                                    (4,289)             (903,404)          (2,573)            (144,135)
----------------------------------------------------------------------------------------------------------------------------
Exercised                                                 (1,907)             (182,425)            (200)             (15,599)
----------------------------------------------------------------------------------------------------------------------------
Expired                                                   (4,722)             (291,608)              --                   --
============================================================================================================================
End of period                                                480            $   77,524               80            $   8,560
____________________________________________________________________________________________________________________________
============================================================================================================================

                                   OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                               APRIL 30,
                                                                                 2004        UNREALIZED
                                   CONTRACT   STRIKE    NUMBER OF   PREMIUMS    MARKET      APPRECIATION
                                    MONTH      PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CALLS
Chicago Mercantile Exchange (The)   May-04    $115.0        80      $46,239     $40,800       $ 5,439
---------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.          May-04      42.5       200       18,599      24,500        (5,901)
---------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B   May-04      30.0       200       12,686       7,500         5,186
=========================================================================================================
                                                           480      $77,524     $72,800       $ 4,724
=========================================================================================================
PUTS
Chicago Mercantile Exchange (The)   May-04    $110.0        80      $ 8,560     $11,600       $(3,040)
=========================================================================================================
                                                           560      $86,084     $84,400       $ 1,684
_________________________________________________________________________________________________________
=========================================================================================================


NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

  The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $ 43,384,856
-----------------------------------------------------------------------------
October 31, 2009                                                 123,630,363
-----------------------------------------------------------------------------
October 31, 2010                                                  34,956,611
-----------------------------------------------------------------------------
October 31, 2011                                                     598,020
=============================================================================
Total capital loss carryforward                                 $202,569,850
_____________________________________________________________________________
=============================================================================
* Any capital loss carryforward listed is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $109,426,776 and $141,942,693, respectively.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                   INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                         $28,316,746
---------------------------------------------------------------------------
  Securities sold short                                             311,185
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                          (6,153,205)
---------------------------------------------------------------------------
  Securities sold short                                            (253,510)
===========================================================================
Net unrealized appreciation of investment securities            $22,221,216
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $160,895,386.
Proceeds from securities sold short for tax purposes are $10,447,574.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   APRIL 30, 2004             OCTOBER 31, 2003
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        441,106   $  8,184,757      546,626   $  8,026,367
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        145,519      2,594,177      294,449      4,342,900
-------------------------------------------------------------------------------------------------------------------
  Class C                                                         92,161      1,664,782       94,923      1,374,838
===================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         71,286      1,321,714       96,537      1,456,537
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        (73,459)    (1,321,714)     (99,005)    (1,456,537)
===================================================================================================================
Reacquired:
  Class A                                                       (842,880)   (15,470,810)  (1,990,836)   (29,292,662)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (582,832)   (10,381,739)  (1,285,596)   (18,302,585)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (272,987)    (4,852,941)    (668,940)    (9,579,422)
===================================================================================================================
                                                              (1,022,086)  $(18,261,774)  (3,011,842)  $(43,430,564)
___________________________________________________________________________________________________________________
===================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                            -----------------------------------------------------------------------------------------------------
                                                                                                                DECEMBER 30, 1998
                            SIX MONTHS                                            THREE MONTHS                  (DATE OPERATIONS
                              ENDED              YEAR ENDED OCTOBER 31,              ENDED        YEAR ENDED      COMMENCED) TO
                            APRIL 30,     ------------------------------------    OCTOBER 31,      JULY 31,         JULY 31,
                               2004        2003         2002            2001          2000           2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $ 17.21      $ 13.70      $ 16.11        $  23.17      $  23.62       $  15.78          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                     (0.07)(a)    (0.27)(a)    (0.07)(a)(b)     0.04(a)      (0.01)         (0.18)(a)       (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                 0.93         3.78        (2.34)          (7.10)        (0.44)          9.92            5.82
=================================================================================================================================
    Total from investment
      operations                0.86         3.51        (2.41)          (7.06)        (0.45)          9.74            5.78
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income             --           --           --              --            --          (0.02)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                --           --           --              --            --          (1.88)             --
=================================================================================================================================
    Total distributions           --           --           --              --            --          (1.90)             --
=================================================================================================================================
Net asset value, end of
  period                     $ 18.07      $ 17.21      $ 13.70        $  16.11      $  23.17       $  23.62          $15.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                 5.00%       25.62%      (14.96)%        (30.47)%       (1.91)%        65.58%          57.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $89,258      $90,696      $90,696        $155,356      $309,391       $336,203          $4,790
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and dividends on
  short sales expense):
  With fee waivers              1.35%(d)     2.45%        1.18%           1.33%         2.06%(e)       2.33%           2.28%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers           1.35%(d)     2.45%        1.28%           1.43%         2.16%(e)       2.40%           7.55%(e)
=================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and dividend on
  short sales expense):
  With fee waivers              1.29%(d)     2.30%        1.07%           1.24%         1.93%(e)       2.08%           2.19(%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers           1.29%(d)     2.30%        1.17%           1.34%         2.03%(e)       2.15%           7.46(%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                   (0.81)%(d)   (1.82)%      (0.44)%(b)       0.20%        (0.08)%(e)     (0.80)%         (0.79)%(e)
=================================================================================================================================
Ratio of interest expense
  and dividends on short
  sales expense to average
  net assets                    0.06%(d)     0.15%        0.11%           0.09%         0.13%(e)       0.25%           0.09(%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)        63%         216%         203%            289%           49%           196%            135%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $92,965,129.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                             CLASS B
                                 ------------------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 12, 1999
                                 SIX MONTHS                                                  THREE MONTHS       (DATE SALES
                                  ENDED                  YEAR ENDED OCTOBER 31,                ENDED            COMMENCED) TO
                                 APRIL 30,        ------------------------------------       OCTOBER 31,          JULY 31,
                                   2004            2003          2002           2001            2000                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $ 16.73         $ 13.41       $ 15.89       $  23.02         $  23.51             $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.13)(a)       (0.36)(a)     (0.18)(a)(b)    (0.11)(a)       (0.05)               (0.28)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.91            3.68         (2.30)         (7.02)           (0.44)                5.97
=================================================================================================================================
    Total from investment
      operations                     0.78            3.32         (2.48)         (7.13)           (0.49)                5.69
=================================================================================================================================
Less distributions from net
  investment income                    --              --            --             --               --                (0.01)
=================================================================================================================================
Net asset value, end of period    $ 17.51         $ 16.73       $ 13.41       $  15.89         $  23.02             $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      4.66%          24.76%       (15.61)%       (30.97)%          (2.08)%              31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $70,220         $75,639       $75,250       $124,588         $225,060             $255,439
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and
  dividends on short sales
  expense)                           2.00%(d)        3.10%         1.93%          2.10%            2.81%(e)             3.08%(e)
=================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and
  dividends on short sales
  expense)                           1.94%(d)        2.95%         1.82%          2.00%            2.68%(e)             2.83%(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets      (1.46)%(d)      (2.47)%       (1.19)%(b)     (0.57)%          (0.83)%(e)           (1.55)%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net assets      0.06%(d)        0.15%         0.11%          0.09%            0.13%(e)             0.25%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)             63%            216%          203%           289%              49%                 196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstandings.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $75,988,575.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 12, 1999
                                  SIX MONTHS                                                 THREE MONTHS       (DATE SALES
                                   ENDED                 YEAR ENDED OCTOBER 31,                ENDED            COMMENCED) TO
                                  APRIL 30,        -----------------------------------       OCTOBER 31,          JULY 31,
                                    2004            2003          2002          2001           2000                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $ 16.73         $ 13.41       $ 15.89       $ 23.02         $ 23.51              $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       (0.13)(a)       (0.36)(a)     (0.18)(a)(b)   (0.11)(a)      (0.05)                (0.28)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.91            3.68         (2.30)        (7.02)          (0.44)                 5.97
=================================================================================================================================
    Total from investment
      operations                      0.78            3.32         (2.48)        (7.13)          (0.49)                 5.69
=================================================================================================================================
Less distributions from net
  investment income                     --              --            --            --              --                 (0.01)
=================================================================================================================================
Net asset value, end of period     $ 17.51         $ 16.73       $ 13.41       $ 15.89         $ 23.02              $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       4.66%          24.76%       (15.61)%      (30.97)%         (2.08)%               31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $25,688         $27,570       $29,798       $51,412         $96,817              $100,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sales expense)                      2.00%(d)        3.10%         1.93%         2.10%           2.81%(e)              3.08%(e)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sales expense)                      1.94%(d)        2.95%         1.82%         2.00%           2.68%(e)              2.83%(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       (1.46)%(d)      (2.47)%       (1.19)%(b)    (0.57)%         (0.83)%(e)            (1.55)%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net assets       0.06%(d)        0.15%         0.11%         0.09%           0.13%(e)              0.25%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)              63%            216%          203%          289%             49%                  196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,157,238.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $19,799 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES        OFFICERS                                OFFICE OF THE FUND
                         Robert H. Graham                        11 Greenway Plaza
Bob R. Baker             Chairman and President                  Suite 100
Frank S. Bayley                                                  Houston, TX 77046-1173
James T. Bunch           Mark H. Williamson
Bruce L. Crockett        Executive Vice President                INVESTMENT ADVISOR
Albert R. Dowden                                                 A I M Advisors, Inc.
Edward K. Dunn Jr.       Kevin M. Carome                         11 Greenway Plaza
Jack M. Fields           Senior Vice President, Secretary and    Suite 100
Carl Frischling           Chief Legal Officer                    Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis          Stuart W. Coco                          TRANSFER AGENT
Prema Mathai-Davis       Vice President                          AIM Investment Services, Inc.
Lewis F. Pennock                                                 P.O. Box 4739
Ruth H. Quigley          Melville B. Cox                         Houston, TX 77210-4739
Louis S. Sklar           Vice President
Larry Soll, Ph.D.                                                CUSTODIAN
Mark H. Williamson       Sidney M. Dilgren                       State Street Bank and Trust Company
                         Vice President and Treasurer            225 Franklin Street
                                                                 Boston, MA 02110-2801
                         Karen Dunn Kelley
                         Vice President                          COUNSEL TO THE FUND
                                                                 Ballard Spahr
                         Edgar M. Larsen                         Andrews & Ingersoll, LLP
                         Vice President                          1735 Market Street
                                                                 Philadelphia, PA 19103-7599

                                                                 COUNSEL TO THE TRUSTEES
                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022-3852

                                                                 DISTRIBUTOR
                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                             SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                          AIM ALLOCATION SOLUTIONS
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Aggressive Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund                       AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund                        AIM Moderate Allocation Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES
INVESCO Dynamics Fund                        CAREFULLY. FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND
INVESCO Mid-Cap Growth Fund                  INVESCO FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR
INVESCO Small Company Growth Fund            AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com                     OPP2-SAR-1

                                   YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management                --Servicemark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

                                                      AIM Opportunities III Fund
                              Semiannual Report to Shareholders o April 30, 2004

                                 [COVER IMAGE]




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                             --Servicemark--

====================================================================================================================================
AIM OPPORTUNITIES III FUND SEEKS LONG-TERM GROWTH OF CAPITAL.
====================================================================================================================================
o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

ABOUT SHARE CLASSES                          o The fund may participate in the             OTHER INFORMATION
o Effective 9/30/03, Class B shares are      initial public offering (IPO) market in       o The returns shown in the Management's
not available as an investment for           some market cycles. Because of the fund's     Discussion of Fund Performance are based
retirement plans maintained pursuant to      small asset base, any investment the fund     on net asset values calculated for
Section 401 of the Internal Revenue Code,    may make in IPOs may significantly affect     shareholder transactions. Generally
including 401(k) plans, money purchase       the fund's total return. As the fund's        accepted accounting principles require
pension plans and profit sharing plans.      assets grow, the impact of IPO                adjustments to be made to the net assets
Plans that have existing accounts            investments will decline, which may           of the fund at period end for financial
invested in Class B shares will continue     reduce the effect of IPO investments on       reporting purposes, and as such, the net
to be allowed to make additional             the fund's total return.                      asset value for shareholder transactions
purchases.                                                                                 and the returns based on those net asset
                                             ABOUT INDEXES USED IN THIS REPORT             values may differ from the net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged Lipper Large-Cap Growth       values and returns reported in the
o International investing presents           Fund Index represents an average of the       Financial Highlights.
certain risks not associated with            performance of the 30 largest
investing solely in the United States.       large-capitalization growth funds tracked     o Bloomberg, Inc. is a well-known
These include risks relating to              by Lipper, Inc., an independent mutual        independent financial research and
fluctuations in the value of the U.S.        fund performance monitor.                     reporting firm.
dollar relative to the values of other
currencies, the custody arrangements made    o The unmanaged MSCI World Index tracks       o Industry classifications used in this
for the fund's foreign holdings,             the performance of approximately 50           report are generally according to the
differences in accounting, political         countries covered by Morgan Stanley           Global Industry Classification Standard,
risks and the lesser degree of public        Capital International that are considered     which was developed by and is the
information required to be provided by       developed markets.                            exclusive property and a service mark of
non-U.S. companies. The fund may invest                                                    Morgan Stanley Capital International Inc.
up to 25% of its assets in the securities    o The unmanaged Standard & Poor's             and Standard & Poor's.
of non-U.S. issuers.                         Composite Index of 500 Stocks (the S&P
                                             500--Registered Trademark-- Index) is an      A description of the policies and
o The fund is nondiversified, which          index of common stocks frequently used as     procedures that the fund uses to
increases risks as well as potential         a general measure of U.S. stock market        determine how to vote proxies relating to
rewards.                                     performance.                                  portfolio securities is available without
                                                                                           charge, upon request, by calling
o Leveraging and short-selling, along        o The fund is not managed to track the        800-959-4246, or on the AIM Web site,
with other hedging strategies, present       performance of any particular index,          AIMinvestments.com.
higher risks, but also offer greater         including the indexes defined here, and
potential rewards. Since stock prices can    consequently, the performance of the fund
rise without limit, short sales are          may deviate significantly from the
riskier because of unlimited exposure to     performance of the indexes.
loss until the position is covered. The
fund, which is not a complete investment     o A direct investment cannot be made in
program, may not be appropriate for all      an index. Unless otherwise indicated,
investors. There is no guarantee that the    index results include reinvested
fund managers' investment strategies will    dividends, and they do not reflect sales
help investors attain their goals. Please    charges. Performance of an index of funds
see the prospectus for more information      reflects fund expenses; performance of a
about specific investment strategies and     market index does not.
risks.


THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT
CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM               The market volatility experienced over the past six
                    FAMILY OF FUNDS--Registered Trademark--:    months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment,
[PHOTO OF           For most of the six-month period covered    mutual fund shareholders can diversify across asset classes,
ROBERT H.           by this report, major stock market          regions, investment styles and market capitalizations.
GRAHAM]             indexes delivered positive performance      Diversification can offer protection during market downturns
                    as economies strengthened both here and     because a portfolio made up of a broad spectrum of
Robert H. Graham    abroad. In the United States, gross         investments will not bear the full brunt of the decline in
                    domestic product steadily improved,         any particular security, market, or sector.
                    while overseas, economic recovery took
                    hold, especially in Asia. In March and      VISIT AIMINVESTMENTS.COM FOR REGULATORY UPDATES
                    April, however, markets lagged as           For the latest information about ongoing regulatory matters,
                    concerns arose about geopolitical events    including proposed rules and regulations regarding the
                    and the possibility that the U.S.           mutual fund industry, please visit our Web site,
                    Federal Reserve may raise interest          AIMinvestments.com. We continue to post updates as
                    rates.                                      information becomes available. We also encourage you to
                                                                visit our Web site for general investing information,
     Additionally, what's known as a sector rotation took       performance updates on our funds, and market and economic
place. During much of 2003, the information technology          commentary from our financial experts.
sector was the favorite of U.S. and foreign investors. The
sector's performance turned negative early in 2004, however,         For information on how your fund performed and was
as investors switched to more defensive sectors they tend to    managed during the six months covered by this report, please
favor when conditions seem uncertain. For the last month of     read your fund managers' discussion on the following pages.
the reporting period, only three sectors of the 10 in the       We hope you find it informative.
S&P 500 Index produced positive returns, including health
care and consumer staples. The third positive sector was             As always, AIM is committed to building solutions for
energy, riding the wave of rising oil and gas prices. Stocks    your investment goals, and we thank you for your continued
in the MSCI World Index displayed a similar performance         participation in AIM Investments. If you have any questions,
pattern, reflecting the global nature of the rotation.          please contact our Client Service representatives at
                                                                800-959-4246.
THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime         Sincerely,
argument for the long-term perspective mutual fund companies
always advocate. As we have said on many occasions, no one      /s/ Robert H. Graham
can consistently predict how markets will perform. And          Robert H. Graham
because markets can move with such abruptness, missing out      Chairman and President
on a few of the best days in the market can diminish your       May 26, 2004
long-term results significantly. Staying invested, we
believe, is the best strategy.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

ENERGY-SECTOR HOLDINGS HELP FUND                                                           YOUR FUND
PRODUCE POSITIVE RETURN
                                                                                           The equity market's rise during the
For the six months ended April 30, 2004,          The unemployment rate remained           period was generally favorable for the
AIM Opportunities III Fund Class A shares    relatively stable and stood at 5.6% at        fund's long holdings. The fund employed
returned 0.87% at net asset value. (Had      the end of April. However, there were         leverage during the period to increase
the effects of sales charges been            signs that the job market could be            net exposure, and this enhanced the long
included, the return would have been         improving. The number of new non-farm         positions' contribution. However, the
lower.) Results for the fund's other         jobs created rose from 83,000 in February     market's advance was problematic for the
share classes are shown in the table on      to 353,000 in March and moderated             short holdings as well as the hedges
page 3.                                      somewhat to 346,000 in April.                 employed.

     The fund underperformed the 2.70%            Corporate earnings also improved.             Among long positions, the sectors
return of the Lipper Large-Cap Growth        According to Bloomberg, 410 companies in      that contributed most to fund performance
Fund Index, chiefly because some of the      the S&P 500 Index had reported earnings       were health care, energy and industrials.
fund's short positions detracted from        for the first quarter of 2004 as of April     Within health care, major pharmaceuticals
results, as discussed below.                 30, 2004. A total of 75.6% of those           and specialty pharmaceuticals made the
                                             companies reported earnings that exceeded     most notable contributions. Aerospace and
     The fund also underperformed its        analysts' expectations.                       defense and machinery were the top
broad-market benchmark, the S&P 500                                                        contributors in the industrials sector.
Index, which returned 6.27% for the               The S&P 500 Index became
six-month period. The portfolio invests      increasingly volatile during the final             In the energy sector, exploration
mainly in large-cap growth stocks, while     two months of the period amid concerns        and production and oil field services
the S&P 500 Index includes stocks of all     that the Federal Reserve (the Fed) would      provided an especially strong boost to
capitalization sizes, both growth and        raise interest rates. However, the Fed        fund performance. Energy stock prices
value. Small-cap stocks generally            maintained the federal funds target rate      rose above the values we considered
outperformed large-cap stocks during the     at 1.00%--its lowest level since              reasonable based on their fundamentals,
reporting period, and value stocks           1958--throughout the reporting period.        so we took profits on some of these
generally outperformed growth stocks.                                                      stocks, anticipating that we would
                                                  Energy, telecommunications services      probably be able to buy them again later
MARKET CONDITIONS                            and health care were the best-performing      at lower prices. This lowered our
                                             sectors of the S&P 500 Index as investors     weighting in energy on a
The strong equity market rally that began    rotated into more defensive stocks.
in March 2003 continued throughout the       Information technology, consumer
reporting period and the economy             discretionary and financials were the
exhibited signs of strength. The nation's    weakest performers. With the exception of
gross domestic product, the broadest         information technology, all sectors of
measure of economic activity, expanded at    the index posted gains for the six
an annualized rate of 4.1% in the fourth     months.
quarter of 2003 and 4.4% in the first
quarter of 2004.

====================================================================================================================================
TOP 10 LONG POSITIONS*                       TOP SHORT POSITIONS                           TOP 10 INDUSTRIES*
1.  Pfizer Inc.                 4.1%         1. Titan Corp. (The)            1.0%          Long positions only
2.  Microsoft Corp.             3.8          2. Tellabs, Inc.                1.0           1.  Pharmaceuticals            14.4%
3.  Wyeth                       2.6          3. Affiliated Computer                        2.  Communications Equipment    7.5
4.  Citigroup Inc.              2.6             Services, Inc. -Class A      0.7           3.  Investment Banking &
5.  Intel Corp.                 2.5          4. Premcor Inc.                 0.7               Brokerage                   5.7
6.  Exxon Mobil Corp.           2.4          5. United Rentals, Inc.         0.7           4.  Systems Software            5.4
7.  Cisco Systems, Inc.         2.4          6. Toys "R" Us, Inc.            0.5           5.  Semiconductors              4.5
8.  General Electric Co.        2.2          7. Network Appliance, Inc.      0.2           6.  Aerospace & Defense         4.4
9.  Freddie Mac                 2.1                                                        7.  Thrifts & Mortgage
10. Merck & Co. Inc.            2.1                                                            Finance                     3.9
                                                                                           8.  Biotechnology               3.7
                                                                                           9.  Broadcasting & Cable TV     3.7
                                                                                           10. Household Products          2.8

*Excludes money market fund holdings. The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

short-term basis, but our long-term          Problematic short positions included:                          BRANT H. DEMUTH
outlook on this sector remains positive.                                                                    Mr. DeMuth, Chartered
                                             o Biogen Idec Inc. We expected its stock         [DEMUTH       Financial Analyst, is
     Long positions that contributed to      to decline because of the firm's negative         PHOTO]       co-manager of AIM
fund performance included:                   net income growth for its latest year.                         Opportunities III Fund.
                                             However, market enthusiasm for biotech                         He began his investment
o Pfizer, a major pharmaceuticals            firms drove up its price anyway, so we        career in 1987 and joined AIM in 1996.
manufacturer, which had relatively higher    exited our short position.                    Mr. DeMuth received a B.S. in business
earnings growth than its peers during the                                                  administration from Colorado State
period. n Caremark Rx, a prescription        o KB Homes. We thought the anticipated        University and an M.B.A. in oil and gas
benefits management firm, which showed       Fed interest rate hike would adversely        finance from the University of Denver.
strong sales growth over the year. We        affect home purchases by causing higher
exited our position during the reporting     financing costs. However, since the Fed                        ROBERT C. LESLIE
period.                                      did not raise rates and the market seemed                      Mr. Leslie, Chartered
                                             unconcerned that such an increase might           [LESLIE      Financial Analyst, is
o Forest Laboratories, a manufacturer of     occur soon, our short position had to be           PHOTO]      co-manager of AIM
pharmaceutical goods, which saw growth in    covered at a loss.                                             Opportunities III Fund.
revenues and net income for its most                                                                        He began his investment
recent fiscal year. By the end of the             We dealt with market volatility          career in 1985 and joined AIM in 1998.
reporting period, we had sold our            during the period by maintaining a fairly     Mr. Leslie received a B.A. from
position.                                    defensive posture, holding relatively few     Susquehanna University and an M.B.A. in
                                             short positions compared to long              finance from the University of Maryland.
o BJ Services Co., an oil and gas            positions and maintaining more cash than
equipment and services provider, which       usual for greater stability in the choppy                      CHARLES D. SCAVONE
also produced solid growth over the          market.                                                        Mr. Scavone, Chartered
period.                                                                                       [SCAVONE      Financial Analyst, is
                                             IN CLOSING                                        PHOTO]       co-manager of AIM
o Andrew Corp., which saw a substantial                                                                     Opportunities III Fund.
increase in business from wireless           We continued to adhere to our investment                       He has been in the
telecommunications providers during the      strategy, seeking out large-cap companies     investment business since 1991 and joined
period.                                      that have unique products, technological      AIM in 1996. Mr. Scavone received a
                                             advances or changes in consumer demand,       B.B.A. from Southeastern Louisiana
     Short positions generally detracted     combined with the potential for               University and an M.B.A. from the
from fund return, as did index put           above-average earnings growth.                University of Houston.
options, another type of hedge whose
value moves in the opposite direction              See important fund and index            Assisted by the Opportunities Team
from the market for the stocks included           disclosures inside front cover.
in the index. These hedging strategies
are designed to assist the fund when the
stock market is declining but tend to
hamper performance when the market rises.



PORTFOLIO COMPOSITION BY SECTOR*             FUND VS. INDEXES
Long positions only; based on total          Total returns, 10/31/03-4/30/04,
investments                                  excluding applicable front-end or
                                             contingent deferred sales charges. If
1. Information Technology          26.0%     sales charges were included, returns
                                             would be lower.
2. Health Care                     20.1
                                             CLASS A SHARES                     0.87%
3. Financials                      15.9
                                             CLASS B SHARES                     0.51
4. Consumer Discretionary          13.1
                                             CLASS C SHARES                     0.51
5. Industrials                     10.2
                                             S&P 500 INDEX (BROAD MARKET AND
6. Consumer Staples                 6.6      STYLE-SPECIFIC INDEX)              6.27

7. Energy                           5.5      LIPPER LARGE-CAP GROWTH FUND
                                             INDEX (PEER GROUP INDEX)            2.70
8. Materials                        1.4
                                             Source: Lipper, Inc.
9. Other                            1.2
                                                                                           [RIGHT ARROW GRAPHIC]
TOTAL NUMBER OF LONG POSITIONS*      95                                                    FOR A PRESENTATION OF YOUR FUND'S
TOTAL NUMBER OF SHORT POSITIONS       7                                                    LONG-TERM PERFORMANCE RECORD, PLEASE TURN
TOTAL NET ASSETS         $156.6 million                                                    THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                       Class A share performance reflects
As of 4/30/04, including applicable sales    As of 3/31/04, including applicable sales     the maximum 5.50% sales charge, and Class
charges                                      charges                                       B and Class C share performance reflects
                                                                                           the applicable contingent deferred sales
CLASS A SHARES                               CLASS A SHARES                                charge (CDSC) for the period involved.
Inception (12/30/99)              -5.30%     Inception (12/30/99)              -4.80%      The CDSC on Class B shares declines from
   1 Year                          6.29         1 Year                         16.83       5% beginning at the time of purchase to
                                                                                           0% at the beginning of the seventh year.
CLASS B SHARES                               CLASS B SHARES                                The CDSC on Class C shares is 1% for the
Inception  (3/31/00)             -10.99%     Inception (3/31/00)              -10.81%      first year after purchase. The
   1 Year                          6.61         1 Year                         17.73       performance of the fund's share classes
                                                                                           will differ due to different sales charge
CLASS C SHARES                               CLASS C SHARES                                structures and class expenses.
Inception (3/31/00)              -10.57%     Inception (3/31/00)              -10.15%
   1 Year                         10.61         1 Year                         21.91

                                             The performance data quoted represent
                                             past performance and cannot guarantee
                                             comparable future results; current
                                             performance may be lower or higher.
                                             Please visit AIMinvestments.com for the
                                             most recent month-end performance.
                                             Performance figures reflect reinvested
                                             distributions, changes in net asset value
                                             and the effect of the maximum sales
                                             charge unless otherwise stated.
                                             Investment return and principal value
                                             will fluctuate so that you may have a
                                             gain or loss when you sell shares.
                                                                                           [ARROW
                                                                                           BUTTON        For More Information Visit
                                                                                           IMAGE]            AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-107.25%

AEROSPACE & DEFENSE-4.37%

Empresa Brasileira de Aeronautica S.A.-ADR
  (Brazil)                                         40,000   $  1,032,000
------------------------------------------------------------------------
General Dynamics Corp.                             10,000        936,200
------------------------------------------------------------------------
Rockwell Collins, Inc.                             45,000      1,451,250
------------------------------------------------------------------------
Rolls-Royce Group PLC (United Kingdom)(a)         415,000      1,698,120
------------------------------------------------------------------------
United Technologies Corp.                          20,000      1,725,200
========================================================================
                                                               6,842,770
========================================================================

AIR FREIGHT & LOGISTICS-0.90%

United Parcel Service, Inc.-Class B                20,000      1,403,000
========================================================================

APPAREL RETAIL-0.97%

Ross Stores, Inc.                                  50,000      1,525,000
========================================================================

APPLICATION SOFTWARE-1.17%

Amdocs Ltd. (United Kingdom)(b)                    21,000        557,550
------------------------------------------------------------------------
Intuit Inc.(b)                                     30,000      1,274,100
========================================================================
                                                               1,831,650
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.97%

Legg Mason, Inc.                                   16,500      1,518,990
========================================================================

BIOTECHNOLOGY-3.73%

Amgen Inc.(b)                                      52,500      2,954,175
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                           47,500      2,889,425
========================================================================
                                                               5,843,600
========================================================================

BROADCASTING & CABLE TV-3.70%

Clear Channel Communications, Inc.                 75,000      3,111,750
------------------------------------------------------------------------
EchoStar Communications Corp.-Class A(b)           25,000        829,750
------------------------------------------------------------------------
Univision Communications Inc.-Class A(b)           54,700      1,851,595
========================================================================
                                                               5,793,095
========================================================================

COMMUNICATIONS EQUIPMENT-7.51%

Andrew Corp.(b)                                   100,000      1,695,000
------------------------------------------------------------------------
Avaya Inc.(b)                                     115,000      1,573,200
------------------------------------------------------------------------
Cisco Systems, Inc.(b)                            176,800      3,689,816
------------------------------------------------------------------------
Comverse Technology, Inc.(b)                      125,000      2,045,000
------------------------------------------------------------------------
Emulex Corp.(b)                                    75,000      1,250,250
------------------------------------------------------------------------
Tekelec(b)                                         90,000      1,500,300
========================================================================
                                                              11,753,566
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.28%

Best Buy Co., Inc.                                 36,900      2,001,825
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


COMPUTER HARDWARE-0.29%

International Business Machines Corp.               5,200   $    458,484
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.36%

EMC Corp.(b)                                       50,000        558,000
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.30%

Deere & Co.                                        30,000      2,041,200
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.77%

Computer Sciences Corp.(b)                         25,000      1,022,750
------------------------------------------------------------------------
First Data Corp.                                   30,000      1,361,700
------------------------------------------------------------------------
SunGard Data Systems Inc.(b)                       75,000      1,955,250
========================================================================
                                                               4,339,700
========================================================================

DEPARTMENT STORES-0.80%

Kohl's Corp.(b)                                    30,000      1,253,700
========================================================================

DIVERSIFIED BANKS-1.49%

Wells Fargo & Co.                                  41,400      2,337,444
========================================================================

DIVERSIFIED CHEMICALS-0.42%

E. I. du Pont de Nemours & Co.                     15,200        652,840
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.91%

Agilent Technologies, Inc.(b)                      55,000      1,485,550
------------------------------------------------------------------------
Symbol Technologies, Inc.                         125,000      1,500,000
========================================================================
                                                               2,985,550
========================================================================

ELECTRONIC MANUFACTURING SERVICES-2.09%

Celestica Inc. (Canada)(b)                         50,000        879,000
------------------------------------------------------------------------
Flextronics International Ltd. (Singapore)(b)     100,000      1,610,000
------------------------------------------------------------------------
Jabil Circuit, Inc.(b)                             30,000        791,700
========================================================================
                                                               3,280,700
========================================================================

GENERAL MERCHANDISE STORES-1.59%

Target Corp.                                       57,500      2,493,775
========================================================================

HEALTH CARE EQUIPMENT-2.59%

Guidant Corp.                                      45,000      2,835,450
------------------------------------------------------------------------
Medtronic, Inc.                                    24,300      1,226,178
========================================================================
                                                               4,061,628
========================================================================

HEALTH CARE SERVICES-1.13%

Medco Health Solutions, Inc.(b)                    50,000      1,770,000
========================================================================

HOME IMPROVEMENT RETAIL-1.18%

Home Depot, Inc. (The)                             52,600      1,850,994
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.77%

Clorox Co. (The)                                   30,000   $  1,553,400
------------------------------------------------------------------------
Procter & Gamble Co. (The)                         26,400      2,791,800
========================================================================
                                                               4,345,200
========================================================================

HYPERMARKETS & SUPER CENTERS-1.82%

Wal-Mart Stores, Inc.                              50,000      2,850,000
========================================================================

INDUSTRIAL CONGLOMERATES-2.15%

General Electric Co.                              112,600      3,372,370
========================================================================

INDUSTRIAL MACHINERY-0.71%

Parker Hannifin Corp.                              20,000      1,105,800
========================================================================

INTEGRATED OIL & GAS-2.45%

Exxon Mobil Corp.                                  90,000      3,829,500
========================================================================

INVESTMENT BANKING & BROKERAGE-5.71%

Bear Stearns Cos. Inc. (The)                       35,000      2,804,900
------------------------------------------------------------------------
Charles Schwab Corp. (The)                         75,000        771,750
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      19,500      1,431,300
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          20,000      1,084,600
------------------------------------------------------------------------
Morgan Stanley                                     37,000      1,901,430
------------------------------------------------------------------------
Raymond James Financial, Inc.                      37,500        942,000
========================================================================
                                                               8,935,980
========================================================================

IT CONSULTING & OTHER SERVICES-0.83%

Unisys Corp.(b)                                   100,000      1,303,000
========================================================================

LIFE & HEALTH INSURANCE-1.35%

AFLAC Inc.                                         50,000      2,111,500
========================================================================

MOVIES & ENTERTAINMENT-1.90%

Viacom Inc.-Class B                                77,100      2,979,915
========================================================================

MULTI-LINE INSURANCE-1.08%

American International Group, Inc.                 23,500      1,683,775
========================================================================

OIL & GAS DRILLING-0.89%

Transocean Inc. (Cayman Islands)(b)                50,000      1,388,500
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.85%

BJ Services Co.(b)                                 30,000      1,335,000
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.83%

Devon Energy Corp.                                 26,300      1,609,560
------------------------------------------------------------------------
Spinnaker Exploration Co.(b)                       35,000      1,248,450
========================================================================
                                                               2,858,010
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.56%

Citigroup Inc.                                     83,200      4,001,088
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


PAPER PRODUCTS-0.51%

International Paper Co.                            20,000   $    806,400
========================================================================

PHARMACEUTICALS-14.44%

Abbott Laboratories                                37,500      1,650,750
------------------------------------------------------------------------
Allergan, Inc.                                     20,000      1,761,000
------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                       42,000      1,739,640
------------------------------------------------------------------------
Merck & Co. Inc.                                   68,600      3,224,200
------------------------------------------------------------------------
Pfizer Inc.                                       179,300      6,411,768
------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(b)                  25,000      1,007,500
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(b)                                      60,000      1,665,000
------------------------------------------------------------------------
Valeant Pharmaceuticals International              45,000      1,039,500
------------------------------------------------------------------------
Wyeth                                             107,900      4,107,753
========================================================================
                                                              22,607,111
========================================================================

PUBLISHING-0.97%

Gannett Co., Inc.                                  17,500      1,516,900
========================================================================

RAILROADS-1.62%

Canadian National Railway Co. (Canada)             26,250        991,463
------------------------------------------------------------------------
Norfolk Southern Corp.                             65,000      1,548,300
========================================================================
                                                               2,539,763
========================================================================

REAL ESTATE-0.25%

Simon Property Group, Inc.(c)                       8,000        385,680
========================================================================

SEMICONDUCTOR EQUIPMENT-1.35%

KLA-Tencor Corp.(b)                                50,800      2,116,836
========================================================================

SEMICONDUCTORS-4.52%

Integrated Device Technology, Inc.(b)              55,000        739,750
------------------------------------------------------------------------
Intel Corp.                                       150,000      3,859,500
------------------------------------------------------------------------
Intersil Corp.-Class A                             40,000        790,000
------------------------------------------------------------------------
Microchip Technology Inc.                          60,000      1,681,200
========================================================================
                                                               7,070,450
========================================================================

SOFT DRINKS-2.54%

Coca-Cola Co. (The)                                44,700      2,260,479
------------------------------------------------------------------------
PepsiCo, Inc.                                      31,600      1,721,884
========================================================================
                                                               3,982,363
========================================================================

SPECIALTY CHEMICALS-0.56%

Great Lakes Chemical Corp.                         35,000        879,200
========================================================================

SPECIALTY STORES-1.78%

Weight Watchers International, Inc.(b)             30,000      1,170,000
------------------------------------------------------------------------
Williams-Sonoma, Inc.(b)                           50,000      1,624,000
========================================================================
                                                               2,794,000
========================================================================

SYSTEMS SOFTWARE-5.36%

Check Point Software Technologies Ltd.
  (Israel)(b)                                      40,000        937,200
------------------------------------------------------------------------
Microsoft Corp.                                   229,500      5,960,115
------------------------------------------------------------------------
Oracle Corp.(b)                                   132,900      1,491,138
========================================================================
                                                               8,388,453
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-3.93%

Fannie Mae                                         25,000   $  1,718,000
------------------------------------------------------------------------
Freddie Mac(c)                                     57,000      3,328,800
------------------------------------------------------------------------
MGIC Investment Corp.                              15,000      1,104,300
========================================================================
                                                               6,151,100
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $153,871,540)                                    167,935,405
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.64%

0.92%, 06/17/04 (Cost $998,805)(d)             $1,000,000        998,805
========================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
OPTIONS PURCHASED-0.79%

CALLS-0.12%

Dell Inc. (Computer Hardware)                     750       $   35      May-04        54,375
--------------------------------------------------------------------------------------------
General Electric Co. (Industrial
  Conglomerates)                                  550        32.50      May-04         4,125
--------------------------------------------------------------------------------------------
S&P 500 Index                                     185        1,150      Jun-04       138,750
============================================================================================
                                                                                     197,250
============================================================================================

PUTS-0.67%

Avaya Inc. (Communications Equipment)             500           15      May-04        77,500
--------------------------------------------------------------------------------------------
Russell 2000 Index                                360          570      Jun-04       968,400
============================================================================================
                                                                                   1,045,900
============================================================================================
    Total Options Purchased (Cost $1,215,348)                                      1,243,150
============================================================================================


                                                SHARES     MARKET VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-3.26%

Liquid Assets Portfolio-Institutional
  Class(e)                                     2,548,892   $  2,548,892
-----------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(e)    2,548,892   $  2,548,892
=======================================================================
  Total Money Market Funds (Cost $5,097,784)                  5,097,784
=======================================================================
TOTAL INVESTMENTS-111.94% (Cost $161,183,477)               175,275,144
=======================================================================
OTHER ASSETS LESS LIABILITIES-(11.94%)                      (18,695,012)
=======================================================================
NET ASSETS-100.00%                                         $156,580,132
_______________________________________________________________________
=======================================================================


                                                SHARES
                                                 SOLD
                                                SHORT
SECURITIES SOLD SHORT-4.75%(F)

COMMON STOCKS-4.75%

COMMUNICATIONS EQUIPMENT-0.95%

Tellabs, Inc.                                   170,000    $1,484,100
=====================================================================

COMPUTER STORAGE & PERIPHERALS-0.24%

Network Appliance, Inc.                          20,000       372,400
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.71%

Affiliated Computer Services, Inc.-Class A       22,800     1,105,800
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.66%

United Rentals, Inc.                             60,000     1,032,000
=====================================================================

IT CONSULTING & OTHER SERVICES-1.04%

Titan Corp. (The)                                85,000     1,632,000
=====================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.66%

Premcor Inc.                                     30,000     1,032,900
=====================================================================

SPECIALTY STORES-0.49%

Toys "R" Us, Inc.                                50,000       772,500
=====================================================================
    Total Common Stock Securities Sold Short
      (Total Proceeds $7,705,118)                          $7,431,700
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security at 04/30/04 represented 0.97% of the Fund's total investments. See Note 1A.
(b) Non-income producing security.
(c) A portion of this security is subject to call or put options written. See
    Note 1 Section H and Section I and See Note 7.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) Collateral on short sales was segregated by the Fund in the amount of $12,950,255, which represented 174.26% of market value of securities sold short.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $156,085,693)                                $ 170,177,360
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $5,097,784)                                5,097,784
============================================================
    Total investments (cost $161,183,477)        175,275,144
============================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                          8,472,650
------------------------------------------------------------
  Investments sold                                 1,502,620
------------------------------------------------------------
  Fund shares sold                                    40,165
------------------------------------------------------------
  Dividends and interest                             142,116
------------------------------------------------------------
  Short stock rebates                                  5,080
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    27,969
------------------------------------------------------------
Other assets                                          25,669
============================================================
    Total assets                                 185,491,413
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              633,132
------------------------------------------------------------
  Fund shares reacquired                             585,878
------------------------------------------------------------
  Options written, at market value (premiums
    received $43,799)                                 32,450
------------------------------------------------------------
  Deferred compensation and retirement plans          33,878
------------------------------------------------------------
  Loan outstanding                                20,000,000
------------------------------------------------------------
Securities sold short, at market value
  (proceeds $7,705,118)                            7,431,700
------------------------------------------------------------
Accrued interest expense                              29,733
------------------------------------------------------------
Accrued distribution fees                             97,296
------------------------------------------------------------
Accrued trustees' fees                                   884
------------------------------------------------------------
Accrued transfer agent fees                           34,389
------------------------------------------------------------
Accrued operating expenses                            31,941
============================================================
    Total liabilities                             28,911,281
============================================================
Net assets applicable to shares outstanding    $ 156,580,132
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 424,380,210
------------------------------------------------------------
Undistributed net investment income (loss)          (734,147)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                         (281,442,365)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short             14,376,434
============================================================
                                               $ 156,580,132
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  69,198,381
____________________________________________________________
============================================================
Class B                                        $  65,882,530
____________________________________________________________
============================================================
Class C                                        $  21,499,221
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            8,534,472
____________________________________________________________
============================================================
Class B                                            8,360,270
____________________________________________________________
============================================================
Class C                                            2,728,720
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.11
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.11 divided by
      94.50%)                                  $        8.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        7.88
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        7.88
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $5,562)          $   969,545
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       28,056
-------------------------------------------------------------------------
Interest                                                            6,788
-------------------------------------------------------------------------
Short stock rebates                                                31,963
=========================================================================
    Total investment income                                     1,036,352
=========================================================================

EXPENSES:

Advisory fees                                                     487,558
-------------------------------------------------------------------------
Administrative services fees                                       24,863
-------------------------------------------------------------------------
Custodian fees                                                     18,584
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         136,680
-------------------------------------------------------------------------
  Class B                                                         366,830
-------------------------------------------------------------------------
  Class C                                                         123,253
-------------------------------------------------------------------------
Interest                                                          214,843
-------------------------------------------------------------------------
Transfer agent fees                                               181,689
-------------------------------------------------------------------------
Trustees' fees                                                      7,067
-------------------------------------------------------------------------
Dividends on short sales                                           39,198
-------------------------------------------------------------------------
Other                                                             145,520
=========================================================================
    Total expenses                                              1,746,085
=========================================================================
Less: Fees waived and expense offset arrangements                  (1,862)
=========================================================================
    Net expenses                                                1,744,223
=========================================================================
Net investment income (loss)                                     (707,871)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                         8,042,450
-------------------------------------------------------------------------
  Foreign currencies                                                1,937
-------------------------------------------------------------------------
  Futures contracts                                               795,909
-------------------------------------------------------------------------
  Option contracts written                                        563,819
-------------------------------------------------------------------------
  Securities sold short                                        (1,664,847)
=========================================================================
                                                                7,739,268
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (5,583,682)
-------------------------------------------------------------------------
  Futures contracts                                               (77,735)
-------------------------------------------------------------------------
  Option contracts written                                         86,767
-------------------------------------------------------------------------
  Securities sold short                                           551,668
=========================================================================
                                                               (5,022,982)
=========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                         2,716,286
=========================================================================
Net increase in net assets resulting from operations          $ 2,008,415
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (707,871)   $ (2,205,484)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts, option contracts
    and securities sold short                                    7,739,268      (8,142,133)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                         (5,022,982)     32,535,883
==========================================================================================
    Net increase in net assets resulting from operations         2,008,415      22,188,266
==========================================================================================
Share transactions-net:
  Class A                                                      (10,288,264)    (21,211,606)
------------------------------------------------------------------------------------------
  Class B                                                       (5,723,478)    (15,744,252)
------------------------------------------------------------------------------------------
  Class C                                                       (2,820,478)     (9,396,783)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (18,832,220)    (46,352,641)
==========================================================================================
    Net increase (decrease) in net assets                      (16,823,805)    (24,164,375)
==========================================================================================

NET ASSETS:

  Beginning of period                                          173,403,937     197,568,312
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(734,147) and $(26,276) for 2004 and
    2003, respectively)                                       $156,580,132    $173,403,937
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities III Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the

     Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

I. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P 500 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P 500 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended April 30, 2004, AIM waived fees of $557.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $24,863 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $103,489 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2004, the Class A, Class B and Class C shares paid $136,680, $366,830 and $123,253, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $4,163 in front-end sales commissions from the sale of Class A shares and $0, $160 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

                                                                             UNREALIZED
                               MARKET VALUE    PURCHASES      PROCEEDS      APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                             10/31/03       AT COST      FROM SALES    (DEPRECIATION)     04/30/04      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                         $4,191,881    $25,830,816   $(27,473,805)      $   --        $2,548,892    $14,096      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                          4,191,881    25,830,815    (27,473,804)           --         2,548,892     13,960          --
=================================================================================================================================
  Total                         $8,383,762    $51,661,631   $(54,947,609)      $   --        $5,097,784    $28,056      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $1,305 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $1,305.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $2,588 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line. During the six months ended April 30, 2004, the average outstanding balance of bank loans for the Fund was $20,000,000 with a weighted average interest rate of 1.81%.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended April 30, 2004.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

                     TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------
                           CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                          -----------------------   ---------------------
                          NUMBER OF    PREMIUMS     NUMBER OF   PREMIUMS
                          CONTRACTS    RECEIVED     CONTRACTS   RECEIVED
-------------------------------------------------------------------------
Beginning of period         2,463     $  300,549         --     $      --
-------------------------------------------------------------------------
Written                     9,935      1,255,287      4,005       220,512
-------------------------------------------------------------------------
Closed                     (6,030)    (1,056,291)    (2,975)     (148,105)
-------------------------------------------------------------------------
Exercised                  (2,224)      (249,965)      (950)      (57,847)
-------------------------------------------------------------------------
Expired                    (3,924)      (220,341)        --            --
=========================================================================
End of period                 220     $   29,239         80     $  14,560
_________________________________________________________________________
=========================================================================

                             OPEN OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------
                                                                  APRIL 30,
                                            NUMBER                  2004        UNREALIZED
                       CONTRACT   STRIKE      OF       PREMIUMS    MARKET      APPRECIATION
                        MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------------------
CALLS
Freddie Mac             May-04    $60.0       140      $17,079     $ 6,650       $10,429
--------------------------------------------------------------------------------------------
Simon Property Group,
  Inc.                  May-04     50.0        80       12,160       3,200         8,960
============================================================================================
                                              220      $29,239     $ 9,850       $19,389
============================================================================================
PUTS
Simon Property Group,
  Inc.                  May-04    $50.0        80      $14,560     $22,600       $(8,040)
============================================================================================
Total outstanding
  options written                             300      $43,799     $32,450       $11,349
____________________________________________________________________________________________
============================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                            $187,853,698
---------------------------------------------------------
October 31, 2010                              85,170,984
---------------------------------------------------------
October 31, 2011                              14,012,194
=========================================================
Total capital loss carryforward             $287,036,876
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, the extent required by the
  Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $102,094,554 and $122,508,911, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                         $17,135,030
-----------------------------------------------------------
  Securities sold short                             393,355
-----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                          (6,519,661)
-----------------------------------------------------------
  Securities sold short                            (119,937)
===========================================================
Net unrealized appreciation of investment
  securities                                    $10,888,787
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $164,659,775.
Proceeds from securities sold short are the same for tax
and financial statement purposes.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2004               OCTOBER 31, 2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        354,113    $  2,977,284     1,071,035    $  7,833,471
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        134,062       1,083,754       693,006       4,950,673
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         66,230         538,649       151,992       1,085,912
======================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        530,892       4,270,935            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        740,509       5,801,027            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        311,873       2,444,143            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        109,008         915,893       125,000         919,786
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (112,016)       (915,893)     (127,822)       (919,786)
======================================================================================================================
Reacquired:
  Class A                                                     (2,210,596)    (18,452,376)   (4,084,004)    (29,964,863)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,440,944)    (11,692,366)   (2,773,275)    (19,775,139)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (717,113)     (5,803,270)   (1,477,213)    (10,482,695)
======================================================================================================================
                                                              (2,233,982)   $(18,832,220)   (6,421,281)   $(46,352,641)
______________________________________________________________________________________________________________________
======================================================================================================================

* As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Advantage Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Advantage Fund shareholders, on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 1,583,274 shares of the Fund for 2,180,862 shares of INVESCO Advantage Fund outstanding as of the close of business on October 31, 2003. INVESCO Advantage Fund's net assets at that date of $12,516,105, including $2,028,124 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $173,469,765.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                                                                                                DECEMBER 30, 1999
                                  SIX MONTHS                                                 THREE MONTHS       (DATE OPERATIONS
                                    ENDED               YEAR ENDED OCTOBER 31,                  ENDED             COMMENCED) TO
                                  APRIL 30,     --------------------------------------       OCTOBER 31,            JULY 31,
                                     2004        2003         2002              2001             2000                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  8.04      $ 7.06       $  8.83          $  13.60         $  13.12             $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       (0.02)      (0.06)(a)     (0.02)(a)(b)      (0.03)(a)        (0.00)(a)            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.09        1.04         (1.75)            (4.37)            0.48                 3.13
=================================================================================================================================
    Total from investment
      operations                      0.07        0.98         (1.77)            (4.40)            0.48                 3.12
=================================================================================================================================
Less distributions from net
  realized gains                        --          --            --             (0.37)              --                   --
=================================================================================================================================
Net asset value, end of period     $  8.11      $ 8.04       $  7.06          $   8.83         $  13.60             $  13.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       0.87%      13.88%       (20.05)%          (33.10)%           3.66%               31.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $69,198      $78,440      $89,218          $171,324         $373,614             $138,205
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sales expense):
  With fee waivers                    1.62%(d)    2.21%         1.26%             2.16%            2.07%(e)             2.41%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                 1.62%(d)    2.21%         1.36%             2.26%            2.10%(e)             2.49%(e)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sales expense):
  With fee waivers                    1.33%(d)    1.95%         1.11%             2.12%            2.03%(e)             2.34%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                 1.33%(d)    1.95%         1.21%             2.22%            2.06%(e)             2.42%(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       (0.45)%(d)  (0.87)%       (0.19)(b)         (0.30)%           0.04%(e)            (0.20)%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net assets       0.29%(d)    0.26%         0.15%             0.04%            0.04%(e)             0.07%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)              55%        215%          195%              269%              38%                 125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share would have been $(0.01) and the ratio of net investment income (loss) to average net assets would have been (0.17)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $78,531,746.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                              CLASS B
                                  -----------------------------------------------------------------------------------------------
                                                                                                                  MARCH 31, 2000
                                  SIX MONTHS                                                     THREE MONTHS       (DATE SALES
                                    ENDED                  YEAR ENDED OCTOBER 31,                    ENDED         COMMENCED) TO
                                  APRIL 30,        ---------------------------------------        OCTOBER 31,        JULY 31,
                                     2004           2003          2002              2001             2000              2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                           $  7.84         $  6.93       $  8.74          $  13.55         $  13.10          $  12.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       (0.05)          (0.11)(a)     (0.08)(a)(b)      (0.12)(a)        (0.02)(a)         (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   0.09            1.02         (1.73)            (4.32)            0.47              0.31
=================================================================================================================================
    Total from investment
      operations                      0.04            0.91         (1.81)            (4.44)            0.45              0.29
=================================================================================================================================
Less distributions from net
  realized gains                        --              --            --             (0.37)              --                --
=================================================================================================================================
Net asset value, end of period     $  7.88         $  7.84       $  6.93          $   8.74         $  13.55          $  13.10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       0.51%          13.13%       (20.71)%          (33.53)%           3.44%             2.26%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $65,883         $70,905       $77,920          $143,331         $282,120          $102,795
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sales expense)                      2.27%(d)        2.86%         2.01%             2.92%            2.77%(e)          3.10%(e)(f)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sales expense)                      1.98%(d)        2.60%         1.86%             2.88%            2.73%(e)          3.03%(e)(f)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       (1.10)%(d)      (1.52)%       (0.94)%(b)        (1.06)%          (0.66)%(e)        (0.89)%(e)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net assets       0.29%(d)        0.26%         0.15%             0.04%            0.04%(e)          0.07%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)              55%            215%          195%              269%              38%              125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $73,769,185.
(e)  Annualized.
(f) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.18% and 3.11% including interest expense and dividends on short sales expense and excluding interest expense and dividends on short sales expense, respectively.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                           --------------------------------------------------------------------------------------
                                                                                                                   MARCH 31, 2000
                                           SIX MONTHS                                              THREE MONTHS     (DATE SALES
                                             ENDED                YEAR ENDED OCTOBER 31,              ENDED        COMMENCED) TO
                                           APRIL 30,        ----------------------------------     OCTOBER 31,        JULY 31,
                                              2004           2003        2002           2001           2000             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   7.84        $  6.93     $  8.73        $ 13.55       $  13.09         $ 12.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.05)         (0.11)(a)   (0.08)(a)(b)   (0.12)(a)      (0.02)(a)       (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.09           1.02       (1.72)         (4.33)          0.48            0.30
=================================================================================================================================
    Total from investment operations            0.04           0.91       (1.80)         (4.45)          0.46            0.28
=================================================================================================================================
Less distributions from net realized
  gains                                           --             --          --          (0.37)            --              --
=================================================================================================================================
Net asset value, end of period              $   7.88        $  7.84     $  6.93        $  8.73       $  13.55         $ 13.09
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 0.51%         13.13%     (20.62)%       (33.60)%         3.51%           2.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $ 21,499        $24,060     $30,430        $59,675       $111,084         $34,972
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense)             2.27%(d)       2.86%       2.01%          2.92%          2.77%(e)        3.10%(e)(f)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense)             1.98%(d)       2.60%       1.86%          2.88%          2.73%(e)        3.03%(e)(f)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (1.10)%(d)     (1.52)%     (0.94)%(b)     (1.06)%        (0.66)%(e)      (0.89)%(e)
=================================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to average net
  assets                                        0.29%(d)       0.26%       0.15%          0.04%          0.04%(e)        0.07%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                        55%           215%        195%           269%            38%            125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $24,786,068.
(e)  Annualized.
(f) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.18% and 3.11% including interest expense and dividends on short sales expense and excluding interest expense and dividends on short sales expense, respectively.
(g)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $19,283 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA;

rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                                 OFFICE OF THE FUND
Bob R. Baker              Robert H. Graham                         11 Greenway Plaza
Frank S. Bayley           Chairman and President                   Suite 100
James T. Bunch                                                     Houston, TX 77046-1173
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President                 INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                 A I M Advisors, Inc.
Jack M. Fields            Kevin M. Carome                          11 Greenway Plaza
Carl Frischling           Senior Vice President, Secretary and     Suite 100
Robert H. Graham           Chief Legal Officer                     Houston, TX 77046-1173
Gerald J. Lewis
Prema Mathai-Davis        Stuart W. Coco                           TRANSFER AGENT
Lewis F. Pennock          Vice President                           AIM Investment Services, Inc.
Ruth H. Quigley                                                    P.O. Box 4739
Louis S. Sklar            Melville B. Cox                          Houston, TX 77210-4739
Larry Soll, Ph.D.         Vice President
Mark H. Williamson                                                 CUSTODIAN
                          Sidney M. Dilgren                        State Street Bank and Trust Company
                          Vice President and Treasurer             225 Franklin Street
                                                                   Boston, MA 02110-2801
                          Karen Dunn Kelley
                          Vice President                           COUNSEL TO THE FUND
                                                                   Ballard Spahr
                          Edgar M. Larsen                          Andrews & Ingersoll, LLP
                          Vice President                           1735 Market Street
                                                                   Philadelphia, PA 19103-7599

                                                                   COUNSEL TO THE TRUSTEES
                                                                   Kramer, Levin, Naftalis & Frankel LLP
                                                                   919 Third Avenue
                                                                   New York, NY 10022-3852

                                                                   DISTRIBUTOR
                                                                   A I M Distributors, Inc.
                                                                   11 Greenway Plaza
                                                                   Suite 100
                                                                   Houston, TX 77046-1173


       DOMESTIC EQUITY                               INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  Taxable
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund               AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(4)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund        AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(5)
AIM Large Cap Growth Fund                                                                  Tax-Free
AIM Libra Fund                                          SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                     AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
INVESCO Dynamics Fund                        AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A PROSPECTUS FROM
INVESCO Mid-Cap Growth Fund                  YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT THOROUGHLY BEFORE INVESTING.
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (5) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

     If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

                               AIMinvestments.com

                                                                      OPP3-SAR-1

                                    YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately   Offshore  Alternative  Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed      Products  Investments  Management                   --Servicemark--
                               Plans    Accounts
--------------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of the amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940
         (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

11(a)(1) Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3) Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM Special Opportunities Funds
                  ----------------------------------------




By:               /s/ ROBERT H. GRAHAM
                  ----------------------------------------
                  Robert H. Graham
                  Principal Executive Officer


Date:             July 2, 2004
                  ----------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:               /s/ ROBERT H. GRAHAM
                  ----------------------------------------
                  Robert H. Graham
                  Principal Executive Officer


Date:             July 2, 2004
                  ----------------------------------------




By:               /s/ SIDNEY M. DILGREN
                  ----------------------------------------
                  Sidney M. Dilgren
                  Principal Financial Officer


Date:             July 2, 2004
                  ----------------------------------------

Semi-annual


                                  EXHIBIT INDEX


11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.